UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01241
Eaton Vance Growth Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
August 31
Date of Fiscal Year End
February 28, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report February 28, 2009

# EATON VANCE ASIAN SMALL COMPANIES FUND

Semiannual Report February 28, 2009 EATON VANCE ASIAN SMALL COMPANIES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Asian Small Companies Fund as of February 28, 2009
INVESTMENT UPDATE
Economic and Market Conditions
•	Global equity markets experienced profound losses during the six months that ended February 28, 2009, a period that will likely go down as one of the worst in modern financial history. Prior to and during the period, the simultaneous bursting of the housing, credit and commodity bubbles created a global financial crisis of unforeseen levels. Equity markets collapsed in the fall of 2008 as a series of catastrophic events on Wall Street induced panic and fear among market participants. Additionally, commodity prices collapsed during the six-month period. After peaking at more than $145 per barrel in July 2008, oil prices traded down to approximately $40 per barrel at the end of February 2009. The U.S. economy was officially declared in recession during the fourth quarter of 2008 as unemployment continued to rise. The Federal Reserve (the Fed) responded to the crises with a dramatic cut in interest rates to a range of 0.0% to 0.25%, down from 2.00% as of August 31, 2008. In addition to its interest-rate policy, the Fed also took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

•	For the six months that ended February 28, 2009, the MSCI All Country Asia ex Japan Small Cap Index (the Index),[1] a small-cap index composed of the bottom 15% of the MSCI All Country Asia ex Japan Index by market capitalization, excluding the bottom 1% of such Index, posted double-digit negative returns in each of its 10 economic sectors, with financials and industrials detracting the most. Telecommunication services, energy and utilities stocks fared better, having only a modestly negative impact on the benchmark.
Christopher Darling
Co-Portfolio Manager
Ng Guan Mean, CFA
Co-Portfolio Manager

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Management Discussion
•	For the six months that ended February 28, 2009, the Fund[2] outperformed the Index, despite negative results. In a difficult investment environment, especially for small-cap stocks, the Fund’s performance relative to the benchmark was supported by its underweight exposures to India and Indonesia and its overweight allocation to China. In terms of security selection, stock picks in Thailand, Hong Kong and Malaysia contributed the most to overall performance. On a sector level, consumer staples, materials and consumer discretionary contributed positively. The Fund remained underweight in the energy and information technology sectors throughout this period.

•	A review of the global economic landscape and the repercussions for Asian markets shows that Asia’s historical reliance on exports to the developed world likely can not be sustained in the current environment. In recognition, China developed a significant fiscal stimulus plan, due to be implemented in 2009/2010. Other Asian countries are following suit. The implication for the Fund is that management is focused on domestic consumption – preferably, government infrastructure build-out or other types of spending that are

Eaton Vance Asian Small Companies Fund
Total Return Performance 8/31/08 – 2/28/09

Class A3	-43.09%
Class B3	-43.22
MSCI All Country Asia ex Japan Small Cap Index[1]	-44.88
MSCI All Country Asia ex Japan Index[4]	-42.10
Lipper Pacific Region Funds Average[1]	-41.29
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separate registered investment company, Asian Small Companies Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

[4]	The Fund’s primary benchmark has changed to the MSCI All Country Asia ex Japan Small Cap Index in the belief that it is more representative of the Fund’s investment universe. In accordance with Securities and Exchange Commission regulations, we are including both indices in this report.

1

Eaton Vance Asian Small Companies Fund as of February 28, 2009
INVESTMENT UPDATE
not income-dependent. Management believes it may have identified companies that could help consumers save more in this challenging economic climate, thereby increasing their market share and benefiting from scale effects. Examples include businesses in telecommunications, education, consumer staples, fast food retailers, agriculture, “hypermarket” superstores and infrastructure, especially those in China.

•	The Fund continues to seek the following financial criteria in its investments: a history of earnings growth, financial strength, and sound and well-established management. On a geographical basis, the Fund increased its exposure to China and reduced its underweights in India and South Korea. The Fund also reduced its weighting in Singapore during the period.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Portfolio Composition
Top Ten Holdings1
By net assets

AMVIG Holdings, Ltd.	5.1%
China Green Holdings, Ltd.	4.6
Huabao International Holdings, Ltd.	4.0
Ruentex Industries, Ltd.	3.9
Raffles Education Corp., Ltd.	3.7
Thai Tap Water Supply PCL	3.0
China Digital TV Holding Co., Ltd. ADR	2.9
Fairwood Holdings, Ltd.	2.8
Colgate-Palmolive (India) Ltd.	2.6
Midas Holdings, Ltd.	2.5

[1]	Top Ten Holdings represented 35.1% of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.
Country Weightings2
By net assets

[2]	Reflects the Portfolio’s investments as of 2/28/09. Excludes cash equivalents.

2

Eaton Vance Asian Small Companies Fund as of February 28, 2009
FUND PERFORMANCE
Performance1

	Class A	Class B
Share Class Symbols	EVASX	EBASX

Average Annual Total Returns (at net asset value)
Six Months	-43.09%	-43.22%
One Year	-63.03	-63.23
Five Years	-6.40	-6.88
Life of Fund†	10.85	4.53

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-46.36%	-45.53%
One Year	-65.15	-64.72
Five Years	-7.51	-7.07
Life of Fund†	10.20	4.53

†	Inception dates: Class A: 3/1/99; Class B: 10/8/99.

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses[2]	Class A	Class B

Gross Expense Ratio	2.19%	2.69%
Net Expense Ratio	2.14	2.64

[2]	Source: Prospectus dated 1/1/09. Net Expense Ratio reflects a contractual expense reduction that may not be terminated without shareholder approval. Without this reduction, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, the returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Asian Small Companies Fund as of February 28, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 – February 28, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Asian Small Companies Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$569.10	$11.79
Class B	$1,000.00	$567.80	$13.88

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,009.80	$15.10
Class B	$1,000.00	$1,007.10	$17.77

*	Expenses are equal to the Fund’s annualized expense ratio of 3.03% for Class A shares and 3.57% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Asian Small Companies Fund as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Investment in Asian Small Companies Portfolio, at value (identified cost, $47,557,402)	$30,788,861
Receivable for Fund shares sold	5,867
Receivable from the manager and investment adviser to the Portfolio	1,233

Total assets	$30,795,961

Liabilities

Payable for Fund shares redeemed	$70,220
Payable to affiliate for distribution and service fees	14,895
Payable to affiliate for management fee	6,168
Accrued expenses	70,693

Total liabilities	$161,976

Net Assets	$30,633,985

Sources of Net Assets

Paid-in capital	$65,365,351
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(18,085,215)
Accumulated undistributed net investment income	122,390
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(16,768,541)

Total	$30,633,985

Class A Shares

Net Assets	$22,531,684
Shares Outstanding	2,751,896
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.19
Maximum Offering Price Per Share
(100 ÷ 94.25 of $8.19)	$8.69

Class B Shares

Net Assets	$8,102,301
Shares Outstanding	1,000,654
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $43,865)	$776,088
Interest allocated from Portfolio	1,396
Expenses allocated from Portfolio	(328,509)

Net investment income from Portfolio	$448,975

Expenses

Management fee	$52,014
Trustees’ fees and expenses	250
Distribution and service fees
Class A	71,438
Class B	52,756
Transfer and dividend disbursing agent fees	103,417
Printing and postage	21,506
Registration fees	16,554
Legal and accounting services	10,689
Custodian fee	3,309
Miscellaneous	5,054

Total expenses	$336,987

Deduct —
Expense reduction by the manager and investment adviser to the Portfolio	$10,402

Total expense reductions	$10,402

Net expenses	$326,585

Net investment income	$122,390

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis), net of foreign capital gains taxes of $2,112	$(19,413,326)
Foreign currency transactions	(171,694)

Net realized loss	$(19,585,020)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis), net of decrease in accrued foreign capital gains taxes of $8,248	$(12,216,024)
Foreign currency	(19,599)

Net change in unrealized appreciation (depreciation)	$(12,235,623)

Net realized and unrealized loss	$(31,820,643)

Net decrease in net assets from operations	$(31,698,253)

See notes to financial statements

5

Eaton Vance Asian Small Companies Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$122,390	$2,926,918
Net realized gain (loss) from investment and foreign currency transactions	(19,585,020)	16,584,080
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(12,235,623)	(106,403,749)

Net decrease in net assets from operations	$(31,698,253)	$(86,892,751)

Distributions to shareholders —
From net investment income
Class A	$—	$(1,546,088)
Class B	—	(91,423)
From net realized gain
Class A	(5,066,938)	(24,642,233)
Class B	(1,828,064)	(5,361,982)

Total distributions to shareholders	$(6,895,002)	$(31,641,726)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,836,488	$20,413,239
Class B	537,195	2,117,549
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,951,244	17,856,829
Class B	1,268,015	3,732,041
Cost of shares redeemed
Class A	(15,772,058)	(114,247,772)
Class B	(3,099,006)	(11,352,281)
Net asset value of shares exchanged
Class A	128,185	331,969
Class B	(128,185)	(331,969)
Redemption fees	863	20,258

Net decrease in net assets from Fund share transactions	$(11,277,259)	$(81,460,137)

Net decrease in net assets	$(49,870,514)	$(199,994,614)

Net Assets

At beginning of period	$80,504,499	$280,499,113

At end of period	$30,633,985	$80,504,499

Accumulated undistributed net investment income included in net assets

At end of period	$122,390	$—

See notes to financial statements

6

Eaton Vance Asian Small Companies Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Net asset value — Beginning of period	$17.670		$36.150	$26.440	$18.900	$17.250		$15.520

Income (loss) from operations

Net investment income (loss)(1)	$0.039		$0.468	$0.182	$0.246	$0.115		$(0.035)
Net realized and unrealized gain (loss)	(7.474)		(14.502)	9.814	7.297	4.949		2.186

Total income (loss) from operations	$(7.435)		$(14.034)	$9.996	$7.543	$5.064		$2.151

Less distributions

From net investment income	$—		$(0.262)	$(0.095)	$(0.015)	$—		$(0.077)
From net realized gain	(2.045)		(4.187)	(0.197)	—	(3.416)		(0.350)

Total distributions	$(2.045)		$(4.449)	$(0.292)	$(0.015)	$(3.416)		$(0.427)

Redemption fees(1)	$0.000	(2)	$0.003	$0.006	$0.012	$0.002		$0.006

Net asset value — End of period	$8.190		$17.670	$36.150	$26.440	$18.900		$17.250

Total Return(3)	(43.09	)%(8)	(44.18)%	37.99%	39.99%	33.53%		13.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,532		$61,395	$232,415	$192,929	$52,018		$29,002
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	3.03	%(5)	2.10%	1.99%	2.17%	2.44	%(7)	2.50%
Net investment income (loss)	0.73	%(5)	1.58%	0.54%	1.00%	0.65%		(0.19)%
Portfolio Turnover of the Portfolio	50	%(8)	38%	37%	33%	96%		120%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $0.0005 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, less than 0.005%.

(7)	The investment adviser to the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.04% of average daily net assets for the year ended August 31, 2005). Absent this waiver, total return would be lower.

(8)	Not annualized.

See notes to financial statements

7

Eaton Vance Asian Small Companies Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006	2005		2004

Net asset value — Beginning of period	$17.550		$35.930	$26.340		$18.910	$19.940		$18.200

Income (loss) from operations

Net investment income (loss)(1)	$0.010		$0.328	$(0.000	)(2)	$0.119	$0.016		$(0.118)
Net realized and unrealized gain (loss)	(7.415)		(14.453)	9.781		7.300	5.249		2.566

Total income (loss) from operations	$(7.405)		$(14.125)	$9.781		$7.419	$5.265		$2.448

Less distributions

From net investment income	$—		$(0.071)	$—		$—	$—		$(0.065)
From net realized gain	(2.045)		(4.187)	(0.197)		—	(6.299)		(0.645)

Total distributions	$(2.045)		$(4.258)	$(0.197)		$—	$(6.299)		$(0.710)

Redemption fees(1)	$0.000	(2)	$0.003	$0.006		$0.011	$0.004		$0.002

Net asset value — End of period	$8.100		$17.550	$35.930		$26.340	$18.910		$19.940

Total Return(3)	(43.22	)%(9)	(44.50)%	37.26%		39.29%	32.88%		13.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,102		$19,110	$48,084		$39,904	$12,158		$7,938
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(6)	3.57	%(5)	2.64%	2.52%		2.68%	2.94	%(8)	3.00%
Net investment income (loss)	0.19	%(5)	1.14%	(0.00	)%(7)	0.49%	0.09%		(0.56)%
Portfolio Turnover of the Portfolio	50	%(9)	38%	37%		33%	96%		120%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $(0.0005) per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Amount represents less than (0.005)%.

(8)	The investment adviser to the Portfolio voluntarily waived a portion of its investment adviser fee (equal to 0.04% of average daily net assets for the year ended August 31, 2005). Absent this waiver, total return would be lower.

(9)	Not annualized.

See notes to financial statements

8

Eaton Vance Asian Small Companies Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (48.6% at February 28, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining

9

Eaton Vance Asian Small Companies Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended February 28, 2009, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $52,014. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and Lloyd George were allocated $10,402 of the Fund’s operating expenses for the six months ended February 28, 2009. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2009, EVM earned $4,939 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,266 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2009. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) and Class B shares (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. Effective May 19, 2006, the Trustees agreed to a change in the percentage of the Class A Plan pertaining to average net assets attributable to shares which remain outstanding for more than one year from 0.25% to 0.20%, such reduction to continue while the Fund was closed to new investors. The rate change was extended when the Fund reopened to new investors on May 9, 2008 and remains in effect. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and

10

Eaton Vance Asian Small Companies Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

amounts theretofore paid or payable to EVD by Class B and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% of the Fund’s average daily net assets attributable to Class B shares and are made from Lloyd George’s own resources, not Fund assets. For the six months ended February 28, 2009, the Fund paid or accrued to EVD $40,922 and $39,567 for Class A and Class B shares, respectively, representing 0.26% and 0.75% (annualized), of the average daily net assets of Class A and Class B shares, respectively. At February 28, 2009, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $417,000.

The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the Fund’s average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan authorizes the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2009 amounted to $30,516 and $13,189 for Class A and Class B shares, respectively, representing 0.20% and 0.25% (annualized) of the average daily net assets for Class A and Class B shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2009, the Fund was informed that EVD received approximately $45 and $54,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,384,031 and $21,153,174, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	182,332	645,648
Issued to shareholders electing to receive payments of distributions in Fund shares	440,495	569,596
Redemptions	(1,357,972)	(4,181,537)
Exchange from Class B shares	12,031	12,469

Net decrease	(723,114)	(2,953,824)

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	59,309	68,219
Issued to shareholders electing to receive payments of distributions in Fund shares	142,794	119,349
Redemptions	(277,884)	(424,659)
Exchange to Class A shares	(12,141)	(12,537)

Net decrease	(87,922)	(249,628)

For the six months ended February 28, 2009 and the year ended August 31, 2008, the Fund received $863 and $20,258, respectively, in redemption fees.

11

Asian Small Companies Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%
Security	Shares	Value

China — 31.1%

Chemicals — 1.1%

China BlueChemical., Ltd., Class H	1,554,000	$723,541

		$723,541

Computers & Peripherals — 2.9%

China Digital TV Holding Co., Ltd. ADR	278,524	$1,857,755

		$1,857,755

Construction & Engineering — 2.5%

Midas Holdings, Ltd.	5,883,000	$1,573,611

		$1,573,611

Containers & Packaging — 5.1%

AMVIG Holdings, Ltd.	5,884,000	$3,213,626

		$3,213,626

Diversified Consumer Services — 1.0%

New Oriental Education & Technology Group, Inc. ADR(1)	14,400	$644,688

		$644,688

Electronic Equipment, Instruments & Components — 1.5%

Inspur International, Ltd.(1)	8,020,000	$944,716

		$944,716

Food Products — 9.3%

China Green (Holdings), Ltd.	4,605,000	$2,905,163
Uni-President China Holdings, Ltd.(1)	4,807,000	1,462,549
Want Want China Holdings, Ltd.	3,811,000	1,492,765

		$5,860,477

Hotels, Restaurants & Leisure — 1.3%

Ajisen China Holdings, Ltd.	2,194,000	$823,442

		$823,442

Independent Power Producers & Energy Traders — 0.3%

Huadian Power International Co., Class H	912,000	$196,543

		$196,543

Machinery — 2.1%

China Automation Group, Ltd.	7,516,000	$1,341,823

		$1,341,823

Real Estate Investment Trusts (REITs) — 0.3%

CapitaRetail China Trust	394,000	$169,288

		$169,288

Real Estate Management & Development — 2.3%

KWG Property Holding, Ltd.	2,402,500	$434,837
Soho China, Ltd.	3,397,000	1,042,690

		$1,477,527

Textiles, Apparel & Luxury Goods — 0.8%

China Zaino International, Ltd.(1)	4,546,000	$508,526

		$508,526

Wireless Telecommunication Services — 0.6%

China Mobile, Ltd.	42,000	$364,901

		$364,901

Total China
(identified cost $26,901,680)		$19,700,464

Hong Kong — 11.3%

Chemicals — 4.0%

Huabao International Holdings, Ltd.	3,480,000	$2,514,373

		$2,514,373

Distributors — 0.7%

Integrated Distribution Services Group, Ltd.	387,000	$436,708

		$436,708

See notes to financial statements

12

Asian Small Companies Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Hotels, Restaurants & Leisure — 4.9%

Cafe de Coral Holdings, Ltd.	638,000	$1,347,625
Fairwood Holdings, Ltd.	2,338,500	1,794,171

		$3,141,796

Textiles, Apparel & Luxury Goods — 1.7%

Peace Mark (Holdings), Ltd.(1)	14,298,000	$663,716
Ports Design, Ltd.	396,500	405,794

		$1,069,510

Total Hong Kong
(identified cost $8,125,049)		$7,162,387

India — 5.7%

Electrical Equipment — 1.2%

Crompton Greaves, Ltd.	324,350	$773,759

		$773,759

Food Products — 0.0%

Nestle India, Ltd.	597	$17,278

		$17,278

Personal Products — 2.6%

Colgate-Palmolive (India), Ltd.	178,096	$1,610,642

		$1,610,642

Real Estate Management & Development — 0.9%

Indiabulls Real Estate, Ltd.	331,220	$582,147

		$582,147

Software — 1.0%

ICSA (India), Ltd.	429,539	$598,886

		$598,886

Total India
(identified cost $6,425,928)		$3,582,712

Indonesia — 0.6%

Household Products — 0.6%

Unilever Indonesia Tbk PT	581,000	$388,112

		$388,112

Total Indonesia
(identified cost $432,290)		$388,112

Malaysia — 3.8%

Food Products — 1.2%

Nestle (Malaysia) BHD	101,700	$761,207

		$761,207

Tobacco — 1.5%

British American Tobacco Malaysia BHD	81,300	$980,151

		$980,151

Wireless Telecommunication Services — 1.1%

Digi.Com BHD	122,600	$692,977

		$692,977

Total Malaysia
(identified cost $2,538,758)		$2,434,335

Philippines — 0.2%

Wireless Telecommunication Services — 0.2%

Globe Telecom, Inc.	9,910	$157,555

		$157,555

Total Philippines
(identified cost $155,197)		$157,555

Singapore — 19.0%

Air Freight & Logistics — 2.4%

Singapore Post, Ltd.	3,021,000	$1,496,367

		$1,496,367

Diversified Consumer Services — 3.7%

Raffles Education Corp., Ltd.	8,831,293	$2,333,778

		$2,333,778

See notes to financial statements

13

Asian Small Companies Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

See notes to financial statements

14

Security	Shares	Value

Electronic Equipment, Instruments & Components — 2.2%

Venture Corp., Ltd.	451,000	$1,417,511

		$1,417,511

Food & Staples Retailing — 1.7%

Olam International, Ltd.	1,363,000	$1,060,967

		$1,060,967

IT Services — 2.3%

CSE Global, Ltd.	6,620,500	$1,443,357

		$1,443,357

Road & Rail — 0.6%

SMRT Corp., Ltd.	346,000	$354,950

		$354,950

Transportation Infrastructure — 2.0%

SIA Engineering Co., Ltd.	1,071,000	$1,270,142

		$1,270,142

Wireless Telecommunication Services — 4.1%

MobileOne, Ltd.	1,256,000	$1,260,858
StarHub, Ltd.	1,057,000	1,372,373

		$2,633,231

Total Singapore
(identified cost $14,849,074)		$12,010,303

South Korea — 5.8%

Diversified Consumer Services — 2.3%

MegaStudy Co., Ltd.	12,150	$1,462,932

		$1,462,932

Media — 2.2%

Woongjin Thinkbig Co., Ltd.	130,010	$1,402,971

		$1,402,971

Pharmaceuticals — 1.3%

Daewoong Pharmaceutical Co., Ltd.	23,658	$786,356

		$786,356

Total South Korea
(identified cost $5,923,104)		$3,652,259

Taiwan — 9.4%

Chemicals — 1.9%

Taiwan Fertilizer Co., Ltd.	792,000	$1,189,344

		$1,189,344

Commercial Banks — 1.5%

Ta Chong Bank Co., Ltd.(1)	10,211,000	$972,524

		$972,524

Diversified Telecommunication Services — 1.3%

Chunghwa Telecom Co., Ltd.	532,400	$819,663

		$819,663

Hotels, Restaurants & Leisure — 0.8%

Formosa International Hotels Corp.	60,300	$468,322

		$468,322

Textiles, Apparel & Luxury Goods — 3.9%

Ruentex Industries, Ltd.	3,972,000	$2,482,291

		$2,482,291

Total Taiwan
(identified cost $10,920,847)		$5,932,144

Thailand — 7.6%

Beverages — 1.3%

Thai Beverage PCL	6,760,000	$848,744

		$848,744

Consumer Finance — 1.8%

Thanachart Capital Public Co., Ltd.	5,061,100	$1,126,243

		$1,126,243

Asian Small Companies Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food & Staples Retailing — 1.0%

CP ALL PCL	1,783,900	$596,688

		$596,688

Water Utilities — 3.0%

Thai Tap Water Supply PCL	14,433,200	$1,923,097

		$1,923,097

Wireless Telecommunication Services — 0.5%

Total Access Communication PCL	400,800	$332,664

		$332,664

Total Thailand
(identified cost $6,700,953)		$4,827,436

Total Common Stocks
(identified cost $82,972,880)		$59,847,707

Total Investments — 94.5%
(identified cost $82,972,880)		$59,847,707

Other Assets, Less Liabilities — 5.5%		$3,452,699

Net Assets — 100.0%		$63,300,406

ADR - American Depository Receipt

(1)	Non-income producing security.

See notes to financial statements

15

Asian Small Companies Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Investments, at value (identified cost, $82,972,880)	$59,847,707
Cash	1,083,923
Foreign currency, at value (identified cost, $2,765,639)	2,718,383
Receivable for investments sold	114,236
Dividends and interest receivable	92,226

Total assets	$63,856,475

Liabilities

Payable for investments purchased	$380,586
Payable to affiliate for investment adviser fee	41,132
Payable to affiliate for administration fee	12,621
Accrued foreign capital gains taxes	1,022
Accrued expenses	120,708

Total liabilities	$556,069

Net Assets applicable to investors’ interest in Portfolio	$63,300,406

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$86,481,919
Net unrealized depreciation (computed on the basis of identified cost)	(23,181,513)

Total	$63,300,406

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends (net of foreign taxes, $87,162)	$1,553,651
Interest	2,932

Total investment income	$1,556,583

Expenses

Investment adviser fee	$317,471
Administration fee	105,067
Trustees’ fees and expenses	1,876
Custodian fee	196,392
Legal and accounting services	27,552
Miscellaneous	6,856

Total expenses	$655,214

Net investment income	$901,369

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis), net of foreign capital gains taxes of $4,214	$(33,759,350)
Foreign currency transactions	(342,572)

Net realized loss	$(34,101,922)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis), net of decrease in accrued foreign capital gains taxes of $16,722	$(29,440,413)
Foreign currency	(41,562)

Net change in unrealized appreciation (depreciation)	$(29,481,975)

Net realized and unrealized loss	$(63,583,897)

Net decrease in net assets from operations	$(62,682,528)

See notes to financial statements

16

Asian Small Companies Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$901,369	$10,615,840
Net realized gain (loss) from investment and foreign currency transactions	(34,101,922)	43,148,615
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(29,481,975)	(238,770,491)

Net decrease in net assets from operations	$(62,682,528)	$(185,006,036)

Capital transactions —
Contributions	$2,634,031	$26,693,621
Withdrawals	(33,943,000)	(378,222,267)

Net decrease in net assets from capital transactions	$(31,308,969)	$(351,528,646)

Net decrease in net assets	$(93,991,497)	$(536,534,682)

Net Assets

At beginning of period	$157,291,903	$693,826,585

At end of period	$63,300,406	$157,291,903

See notes to financial statements

17

Asian Small Companies Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D
Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	1.57	%(1)	1.22%	1.14%	1.20%	1.27	%(2)	1.35%
Net investment income	2.16	%(1)	2.39%	1.42%	2.01%	1.76%		0.99%
Portfolio Turnover	50	%(4)	38%	37%	33%	96%		120%

Total Return	(42.62	)%(4)	(43.66)%	39.14%	41.33%	35.07%		15.00%

Net assets, end of period (000’s omitted)	$63,300		$157,292	$693,827	$488,982	$171,610		$113,825

(1)	Annualized.

(2)	The investment adviser waived a portion of the investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Not annualized.

See notes to financial statements

18

Asian Small Companies Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2009, Eaton Vance Asian Small Companies Fund held a 48.6% interest in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held a 51.4% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

19

Asian Small Companies Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the net realized gain (loss) on investments.

As of February 28, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended February 28, 2009, the adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $317,471. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2009, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $105,067.

Except for Trustees of the Portfolio who are not members of the EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

20

Asian Small Companies Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $43,003,259 and $67,251,678, respectively, for the six months ended February 28, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,972,880

Gross unrealized appreciation	$4,400,171
Gross unrealized depreciation	(27,525,344)

Net unrealized depreciation	$(23,125,173)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2009.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$7,242,342
Level 2	Other Significant Observable Inputs	52,605,365
Level 3	Significant Unobservable Inputs	—

Total		$59,847,707

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

21

Eaton Vance Asian Small Companies Fund
Asian Small Companies Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Asian Small Companies Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	3,581,217	63,061
Thomas E. Faust Jr.	3,580,602	63,676
Allen R. Freedman	3,580,360	63,918
William H. Park	3,581,217	63,061
Ronald A. Pearlman	3,579,901	64,377
Helen Frame Peters	3,581,538	62,741
Heidi L. Steiger	3,581,209	62,970
Lynn A. Stout	3,580,195	64,084
Ralph F. Verni	3,581,217	63,061

Each nominee was also elected a Trustee of Asian Small Companies Portfolio.

Asian Small Companies Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	50%	1%
Thomas E. Faust Jr.	50%	1%
Allen R. Freedman	50%	1%
William H. Park	50%	1%
Ronald A. Pearlman	50%	1%
Helen Frame Peters	50%	1%
Heidi L. Steiger	50%	1%
Lynn A. Stout	50%	1%
Ralph F. Verni	50%	1%

Results are rounded to the nearest whole number.

22

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and subadvisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Asian Small Companies Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Asian Small Companies Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (the “Administrator”), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission.

24

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

25

Eaton Vance Asian Small Companies Fund

OFFICERS AND TRUSTEES

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President

Christopher Darling
Vice President

William Walter Raleigh Kerr
Vice President

Ng Guan Mean
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer

Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

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Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Asian Small Companies Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

405-4/09	ASSRC

Eaton Vance Investment Managers

Semiannual Report February 28, 2009

# EATON VANCE GREATER CHINA GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Greater China Growth Fund   a s   o f   F e b r u a r y   2 8 ,   2 0 0 9
I N V E S T M E N T   U P D A T E
Economic and Market Conditions
            Pamela Chan
      Portfolio Manager
•	Global equity markets experienced profound losses during the six months that ended February 28, 2009, a period that will likely go down as one of the worst in modern financial history. Prior to and during the period, the simultaneous bursting of the housing, credit and commodity bubbles created a global financial crisis of unforeseen levels. Equity markets collapsed in the fall of 2008 as a series of catastrophic events on Wall Street induced panic and fear among market participants. The U.S. economy was officially declared in recession during the fourth quarter of 2008 as unemployment continued to rise. The Federal Reserve (Fed) responded to the crises with a dramatic cut in interest rates to a range of 0.0% to 0.25%, down from 2.00% as of August 31, 2008. In addition to its interest-rate policy, the Fed also took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

•	In China, divergent trends surfaced that indicated the broader domestic economy was relatively resilient compared with export-driven sectors of the economy. Export levels weakened through the last four months of 2008 and worsened in the first two months of 2009. However, fixed asset investment held up relatively well and tight credit conditions reversed in November when monetary policy was relaxed with a cut in the base lending rate. The equity market in China rallied strongly off of October’s lows in reaction to the interest-rate cut and the announcement of a fiscal stimulus package due to be implemented in 2009/2010. The ¥4 trillion (approximately $586 billion) plan aims to boost employment and construction activity. In the first two months of 2009, the China market gave up some of the gains from the fourth quarter of 2008, falling in sympathy with global markets.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
•	Economic conditions in Hong Kong also slowed during the period. Gross domestic product (GDP) contracted 2% in the fourth quarter of 2008, after falling 0.5% in the previous quarter, while gross fixed investments and exports also declined. The unemployment rate jumped to 5% in February 2009 from 4.1% in December 2008. Hong Kong equity markets fell sharply in October 2008 because of concerns about the global financial outlook; however, they rebounded slightly in November and December, driven by stimulus packages announced by the Hong Kong and China governments. The Hong Kong government introduced measures to support domestic confidence, including expanding the scope of the existing Small-Medium Enterprise (SMEs) loan guarantee scheme to help SMEs secure funding, and stepping up infrastructure projects to create jobs.

•	Macro economic conditions in Taiwan deteriorated rapidly during the six-month period, and this downward trend accelerated in the first two months of 2009. In the fourth quarter of 2008, Taiwan’s GDP plunged to -8.3%, while export sales dropped 24.8% and retail sales fell 6.9%, the worst figures ever recorded. Amid this recessionary environment, the Taiwan government aggressively eased its monetary policies by cutting the discount rate and increasing the money supply. It also expanded its fiscal stimulus by issuing shopping vouchers and cutting inheritance tax rates.

Eaton Vance Greater China Growth Fund
Total Return Performance 8/31/08 – 2/28/09

Class A1	-34.91%
Class B1	-35.10
Class C1	-35.06
MSCI Golden Dragon Index[2]	-38.32
Lipper China Region Funds Average[2]	-39.63
See page 3 for more performance information.

[1]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

1

Eaton Vance Greater China Growth Fund   a s   o f   F e b r u a r y   2 8 ,   2 0 0 9
I N V E S T M E N T   U P D A T E
Management Discussion
•	For the six-month period that ended February 28, 2009, the Fund[1] outperformed both its benchmark MSCI Golden Dragon Index and its Lipper peer group.[2] Because the Taiwanese economy deteriorated considerably relative to China and Hong Kong, the Fund’s underweight exposure to Taiwan contributed the most to relative performance. An overweight in China was also positive, as was stock selection in all three markets during the period.

•	Relative to the benchmark, the Fund was underweight the information technology, financials and industrials sectors, an allocation that proved beneficial. Stock selection within these three sectors also contributed to relative performance. Top contributors included the country’s largest flavor and fragrance manufacturer; the leading wind gearbox manufacturer; and a conglomerate with interests in toll roads, power plants and property in China.

•	The Fund’s underweight in the utilities sector and overweight in the consumer discretionary sector detracted from performance during the period. Stock selection, combined with an overweight in the health care sector, further dampened returns.

[1]	The Fund currently invests in a separately registered investment company, Greater China Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Portfolio Composition
Top Ten Holdings3
By net assets

China Mobile, Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7
China Life Insurance Co., Ltd., Class H	4.1
Chunghwa Telecom Co., Ltd.	3.6
China Construction Bank, Class H	3.1
CNOOC, Ltd.	2.9
Industrial and Commercial Bank of China, Ltd., Class H	2.8
Tencent Holdings, Ltd.	2.7
CLP Holdings, Ltd.	2.7
Huabao International Holdings, Ltd.	2.6

[3]	Top Ten Holdings represented 38.4% of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.
Sector Weightings4
By net assets
Financials 24.8% Telecommunication Services 15.0% Consumer Discretionary 12.5% Information Technology 12.3% Industrials 8.6% Energy 7.7% Materials 6.9% Utilities 2.7% Consumer Staples 2.1% Health Care 1.6%

[4]	Reflects the Portfolio’s investments as of 2/28/09. Excludes cash equivalents.

2

Eaton Vance Greater China Growth Fund   a s   o f   F e b r u a r y   2 8 ,   2 0 0 9
F U N D   P E R F O R M A N C E

Performance[1]	Class A	Class B	Class C
Share Class Symbols	EVCGX	EMCGX	ECCGX

Average Annual Total Returns (at net asset value)

Six Months	-34.91%	-35.10%	-35.06%
One Year	-48.80	-49.05	-49.03
Five Years	4.08	3.58	3.58
Ten Years	7.32	6.70	6.67
Life of Fund†	3.70	2.16	-0.41

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-38.65%	-37.78%	-35.60%
One Year	-51.74	-51.15	-49.45
Five Years	2.85	3.25	3.58
Ten Years	6.68	6.70	6.67
Life of Fund†	3.33	2.16	-0.41

†	Inception Dates — Class A: 10/28/92; Class B: 6/7/93; Class C: 12/28/93.

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% - 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.
Total Annual

Operating Expenses[2]	Class A	Class B	Class C

Gross Expense Ratio	2.17%	2.67%	2.67%
Net Expense Ratio	2.12	2.62	2.62

[2]	Source: Prospectus dated 1/1/09. Net Expense Ratio reflects a contractual expense reduction that may not be terminated without shareholder approval. Without this reduction, expenses would have been higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent expense reductions by Eaton Vance Management and Lloyd George Investment Management, returns would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Greater China Growth Fund as of February 28, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 – February 28, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Greater China Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$650.90	$ 9.74
Class B	$1,000.00	$649.00	$11.78
Class C	$1,000.00	$649.40	$11.78

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,013.00	$11.88
Class B	$1,000.00	$1,010.50	$14.36
Class C	$1,000.00	$1,010.50	$14.36

*	Expenses are equal to the Fund’s annualized expense ratio of 2.38% for Class A shares, 2.88% for Class B shares and 2.88% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008. The Example reflects expenses of both the Fund and the Portfolio.

4

Eaton Vance Greater China Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Investment in Greater China Growth Portfolio, at value (identified cost, $191,854,597)	$146,248,533
Receivable for Fund shares sold	75,494
Receivable from the manager and investment adviser to the Portfolio	5,914

Total assets	$146,329,941

Liabilities

Payable for Fund shares redeemed	$370,442
Payable to affiliate for distribution and service fees	78,077
Payable to affiliate for management fee	29,583
Accrued expenses	105,921

Total liabilities	$584,023

Net Assets	$145,745,918

Sources of Net Assets

Paid-in capital	$208,609,596
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(17,491,783)
Accumulated undistributed net investment income	234,169
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(45,606,064)

Total	$145,745,918

Class A Shares

Net Assets	$99,044,796
Shares Outstanding	7,882,879
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.56
Maximum Offering Price Per Share
(100 ÷ 94.25 of $12.56)	$13.33

Class B Shares

Net Assets	$18,369,930
Shares Outstanding	1,482,316
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.39

Class C Shares

Net Assets	$28,331,192
Shares Outstanding	2,291,048
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $116,235)	$2,441,039
Interest allocated from Portfolio	30,997
Expenses allocated from Portfolio	(1,089,436)

Net investment income from Portfolio	$1,382,600

Expenses

Management fee	$220,927
Trustees’ fees and expenses	250
Distribution and service fees
Class A	300,963
Class B	109,536
Class C	172,247
Transfer and dividend disbursing agent fees	268,751
Printing and postage	55,391
Registration fees	31,678
Custodian fee	18,026
Legal and accounting services	10,513
Miscellaneous	4,334

Total expenses	$1,192,616

Deduct —
Expense reduction by the manager and investment adviser to the Portfolio	$44,185

Total expense reductions	$44,185

Net expenses	$1,148,431

Net investment income	$234,169

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(22,294,452)
Foreign currency transactions	(376,504)

Net realized loss	$(22,670,956)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(69,387,621)
Foreign currency	(24,864)

Net change in unrealized appreciation (depreciation)	$(69,412,485)

Net realized and unrealized loss	$(92,083,441)

Net decrease in net assets from operations	$(91,849,272)

See notes to financial statements

5

Eaton Vance Greater China Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income (loss)	$234,169	$(1,791,962)
Net realized gain (loss) from investment and foreign currency transactions	(22,670,956)	50,958,321
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(69,412,485)	(155,999,638)

Net decrease in net assets from operations	$(91,849,272)	$(106,833,279)

Distributions to shareholders —
From net realized gain
Class A	$(20,231,787)	$(17,722,090)
Class B	(3,772,394)	(3,116,569)
Class C	(5,820,975)	(5,072,617)

Total distributions to shareholders	$(29,825,156)	$(25,911,276)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,679,703	$99,273,486
Class B	1,450,611	14,492,215
Class C	3,630,164	31,023,025
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	16,803,507	14,764,043
Class B	3,157,622	2,556,933
Class C	4,332,053	3,724,124
Cost of shares redeemed
Class A	(30,388,697)	(111,636,690)
Class B	(4,409,465)	(14,138,342)
Class C	(9,635,579)	(34,028,268)
Net asset value of shares exchanged
Class A	625,975	1,967,200
Class B	(625,975)	(1,967,200)
Redemption fees	8,062	121,181

Net increase (decrease) in net assets from Fund share transactions	$(8,372,019)	$6,151,707

Net decrease in net assets	$(130,046,447)	$(126,592,848)

Net Assets

At beginning of period	$275,792,365	$402,385,213

At end of period	$145,745,918	$275,792,365

Accumulated undistributed net investment income included in net assets

At end of period	$234,169	$—

See notes to financial statements

6

Eaton Vance Greater China Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Net asset value — Beginning of period	$23.310		$32.700	$18.010	$14.590	$12.070		$10.210

Income (loss) from operations

Net investment income (loss)(1)	$0.034		$(0.090)	$(0.068)	$0.045	$0.124		$0.104
Net realized and unrealized gain (loss)	(7.853)		(7.353)	14.783	3.490	2.422		1.761

Total income (loss) from operations	$(7.819)		$(7.443)	$14.715	$3.535	$2.546		$1.865

Less distributions

From net investment income	$—		$—	$(0.030)	$(0.117)	$(0.029)		$(0.028)
From net realized gain	(2.932)		(1.956)	—	—	—		—

Total distributions	$(2.932)		$(1.956)	$(0.030)	$(0.117)	$(0.029)		$(0.028)

Redemption fees(1)	$0.001		$0.009	$0.005	$0.002	$0.003		$0.023

Net asset value — End of period	$12.560		$23.310	$32.700	$18.010	$14.590		$12.070

Total Return(2)	(34.91	)%(6)	(24.79)%	81.80%	24.38%	21.13%		18.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,045		$187,994	$274,135	$131,283	$88,860		$70,923
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	2.38	%(4)	2.12%	2.15%	2.35%	2.47	%(5)	2.67%
Expenses after custodian fee reduction(3)	2.38	%(4)	2.12%	2.15%	2.34%	2.36	%(5)	2.55%
Net investment income (loss)	0.43	%(4)	(0.29)%	(0.28)%	0.27%	0.89%		0.88%
Portfolio Turnover of the Portfolio	13	%(6)	48%	62%	49%	79%		124%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Annualized.

(5)	The investment adviser to the Portfolio waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(6)	Not annualized.

See notes to financial statements

7

Eaton Vance Greater China Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Net asset value — Beginning of period	$23.110		$32.580	$18.010	$14.590	$12.110		$10.260

Income (loss) from operations

Net investment income (loss)(1)	$(0.007)		$(0.240)	$(0.192)	$(0.037)	$0.060		$(0.120)
Net realized and unrealized gain (loss)	(7.782)		(7.283)	14.757	3.497	2.417		1.930

Total income (loss) from operations	$(7.789)		$(7.523)	$14.565	$3.460	$2.477		$1.810

Less distributions

From net investment income	$—		$—	$—	$(0.042)	$—		$—
From net realized gain	(2.932)		(1.956)	—	—	—		—

Total distributions	$(2.932)		$(1.956)	$—	$(0.042)	$—		$—

Redemption fees(1)	$0.001		$0.009	$0.005	$0.002	$0.003		$0.040

Net asset value — End of period	$12.390		$23.110	$32.580	$18.010	$14.590		$12.110

Total Return(2)	(35.10	)%(6)	(25.13)%	80.90%	23.77%	20.49%		18.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,370		$33,850	$48,913	$23,533	$16,935		$13,365
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)	2.88	%(4)	2.62%	2.65%	2.85%	2.97	%(5)	3.17%
Expenses after custodian fee reduction(3)	2.88	%(4)	2.62%	2.65%	2.84%	2.86	%(5)	3.05%
Net investment income (loss)	(0.09	)%(4)	(0.78)%	(0.79)%	(0.22)%	0.42%		(1.02)%
Portfolio Turnover of the Portfolio	13	%(6)	48%	62%	49%	79%		124%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Annualized.

(5)	The investment adviser to the Portfolio waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(6)	Not annualized.

See notes to financial statements

8

Eaton Vance Greater China Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Net asset value — Beginning of period	$23.070		$32.520	$17.980	$14.580	$12.120		$10.280

Income (loss) from operations

Net investment income (loss)(1)	$(0.005)		$(0.245)	$(0.190)	$(0.026)	$0.066		$— (2)
Net realized and unrealized gain (loss)	(7.764)		(7.258)	14.725	3.482	2.418		1.806

Total income (loss) from operations	$(7.769)		$(7.503)	$14.535	$3.456	$2.484		$1.806

Less distributions

From net investment income	$—		$—	$—	$(0.058)	$(0.027)		$—
From net realized gain	(2.932)		(1.956)	—	—	—		—

Total distributions	$(2.932)		$(1.956)	$—	$(0.058)	$(0.027)		$—

Redemption fees(1)	$0.001		$0.009	$0.005	$0.002	$0.003		$0.034

Net asset value — End of period	$12.370		$23.070	$32.520	$17.980	$14.580		$12.120

Total Return(3)	(35.06	)%(7)	(25.12)%	80.87%	23.78%	20.54%		17.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,331		$53,948	$79,337	$32,547	$17,168		$11,026
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.88	%(5)	2.62%	2.65%	2.85%	2.97	%(6)	3.17%
Expenses after custodian fee reduction(4)	2.88	%(5)	2.62%	2.65%	2.84%	2.86	%(6)	3.05%
Net investment income (loss)	(0.07	)%(5)	(0.80)%	(0.78)%	(0.15)%	0.48%		(0.01)%
Portfolio Turnover of the Portfolio	13	%(7)	48%	62%	49%	79%		124%

(1)	Computed using average shares outstanding.

(2)	Equal to less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	The investment adviser to the Portfolio waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(7)	Not annualized.

See notes to financial statements

9

Eaton Vance Greater China Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENT (Unaudited)

1   Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

10

Eaton Vance Greater China Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT’D

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financials statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended February 28, 2009, the management fee was equivalent to 0.25% (annualized) of the Fund’s average daily net assets and amounted to $220,927. In addition, investment adviser and administration fees are paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Effective March 27, 2006, Lloyd George and EVM agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Such reduction is shared equally by EVM and Lloyd George and may not be terminated without shareholder approval. Pursuant to this agreement, EVM and Lloyd George were allocated $44,185 of the Fund’s operating expenses for the six months ended February 28, 2009. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2009, EVM earned $15,904 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,302 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class and by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD are equivalent to 0.15% and 0.125% of the Fund’s average daily net assets attributable to Class B and Class C shares, respectively, and are made from Lloyd George’s own resources, not Fund assets. For the six months ended February 28, 2009, the

11

Eaton Vance Greater China Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENT (Unaudited) CONT’D

Fund paid or accrued to EVD $185,121, $82,152 and $129,185 for Class A, Class B and Class C shares, respectively, representing 0.31%, 0.75% and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At February 28, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $3,211,000 and $13,697,000, respectively.

The Class A Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan and Class C Plans also authorize the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B shares and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2009 amounted to $115,842, $27,384 and $43,062 for Class A, Class B and Class C shares, respectively representing 0.19%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2009, the Fund was informed that EVD received approximately $3,000, $71,000 and $12,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $11,950,868 and $51,400,194, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	446,617	2,916,959
Issued to shareholders electing to receive payments of distributions in Fund shares	1,191,738	416,006
Redemptions	(1,857,051)	(3,717,987)
Exchange from Class B shares	37,790	64,592

Net decrease	(180,906)	(320,430)

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	97,614	423,591
Issued to shareholders electing to receive payments of distributions in Fund shares	226,868	72,455
Redemptions	(268,903)	(467,552)
Exchange to Class A shares	(38,211)	(64,991)

Net increase (decrease)	17,368	(36,497)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	233,801	897,813
Issued to shareholders electing to receive payments of distributions in Fund shares	311,883	105,709
Redemptions	(593,577)	(1,104,041)

Net decrease	(47,893)	(100,519)

For the six months ended February 28, 2009 and the year ended August 31, 2008, the Fund received $8,062 and $121,181, respectively, in redemption fees.

12

Greater China Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%
Security	Shares	Value

China — 54.1%

Chemicals — 0.8%

China BlueChemical., Ltd., Class H	2,638,000	$1,228,251

		$1,228,251

Commercial Banks — 7.0%

Bank of China Ltd.	5,556,000	$1,530,549
China Construction Bank, Class H	9,168,000	4,595,547
Industrial and Commercial Bank of China, Ltd., Class H	10,205,000	4,110,128

		$10,236,224

Construction & Engineering — 1.0%

China Communications Construction Co., Ltd., Class H	1,545,000	$1,467,359

		$1,467,359

Containers & Packaging — 1.6%

AMVIG Holdings, Ltd.	4,414,000	$2,410,766

		$2,410,766

Diversified Consumer Services — 2.4%

New Oriental Education & Technology Group, Inc. ADR(1)	77,800	$3,483,106

		$3,483,106

Diversified Telecommunication Services — 2.2%

China Communications Services Corp., Ltd., Class H	4,822,000	$2,687,845
China Unicom (Hong Kong), Ltd.	646,000	575,661

		$3,263,506

Electrical Equipment — 2.6%

China High Speed Transmission Equipment Group Co., Ltd.	1,490,000	$1,910,635
Shanghai Electric Group Co., Ltd., Class H	7,624,000	1,885,424

		$3,796,059

Energy Equipment & Services — 1.6%

China Oilfield Services, Ltd., Class H	3,322,000	$2,309,180

		$2,309,180

Health Care Equipment & Supplies — 1.6%

Mindray Medical International, Ltd. ADR	124,800	$2,277,600

		$2,277,600

Industrial Conglomerates — 3.0%

Beijing Enterprises Holdings, Ltd.	593,500	$2,310,203
Shanghai Industrial Holdings, Ltd.	936,000	2,115,320

		$4,425,523

Insurance — 5.1%

China Insurance International Holdings Co., Ltd.	1,268,000	$1,512,326
China Life Insurance Co., Ltd., Class H	2,168,000	5,996,868

		$7,509,194

Internet Software & Services — 4.5%

NetEase.com, Inc. ADR(1)	123,800	$2,535,424
Tencent Holdings, Ltd.	696,000	3,976,205

		$6,511,629

Multiline Retail — 1.4%

Parkson Retail Group, Ltd.	2,529,500	$2,022,426

		$2,022,426

Oil, Gas & Consumable Fuels — 6.1%

China Shenhua Energy Co., Ltd., Class H	1,195,000	$2,309,186
CNOOC, Ltd.	4,873,000	4,188,962
PetroChina Co., Ltd., Class H	3,514,000	2,489,069

		$8,987,217

Real Estate Management & Development — 2.6%

China Overseas Land & Investment, Ltd.	2,211,040	$2,887,758
Guangzhou R&F Properties Co., Ltd., Class H	1,236,000	916,002

		$3,803,760

Transportation Infrastructure — 1.4%

China Merchants Holdings International Co., Ltd.	914,000	$1,482,480
Zhejiang Expressway Co., Ltd., Class H	900,000	581,287

		$2,063,767

See notes to financial statements

13

Greater China Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 9.2%

China Mobile, Ltd.	1,540,000	$13,379,698

		$13,379,698

Total China
(identified cost $99,060,958)		$79,175,265

Hong Kong — 22.5%

Chemicals — 2.6%

Huabao International Holdings, Ltd.	5,230,000	$3,778,785

		$3,778,785

Commercial Banks — 1.8%

Hang Seng Bank, Ltd.	234,500	$2,594,046

		$2,594,046

Distributors — 4.0%

Integrated Distribution Services Group, Ltd.	2,447,000	$2,761,301
Li & Fung, Ltd.	1,424,000	3,085,781

		$5,847,082

Diversified Financial Services — 1.5%

Hong Kong Exchanges and Clearing, Ltd.	268,300	$2,121,941

		$2,121,941

Electric Utilities — 2.7%

CLP Holdings, Ltd.	534,000	$3,947,614

		$3,947,614

Industrial Conglomerates — 0.6%

Hutchison Whampoa, Ltd.	170,000	$887,088

		$887,088

Real Estate Management & Development — 6.1%

Cheung Kong Holdings, Ltd.	462,000	$3,742,707
Sun Hung Kai Properties, Ltd.	308,000	2,388,909
Swire Pacific, Ltd., Class A	455,000	2,794,889

		$8,926,505

Specialty Retail — 1.7%

Esprit Holdings, Ltd.	464,500	$2,501,528

		$2,501,528

Textiles, Apparel & Luxury Goods — 1.5%

Ports Design, Ltd.	2,191,500	$2,242,870

		$2,242,870

Total Hong Kong
(identified cost $43,915,283)		$32,847,459

Taiwan — 17.6%

Chemicals — 1.8%

Taiwan Fertilizer Co., Ltd.	1,744,000	$2,618,959

		$2,618,959

Diversified Telecommunication Services — 3.6%

Chunghwa Telecom Co., Ltd.	3,450,920	$5,312,909

		$5,312,909

Electronic Equipment, Instruments & Components — 1.8%

Hon Hai Precision Industry Co., Ltd.	1,343,882	$2,639,846

		$2,639,846

Food & Staples Retailing — 2.1%

President Chain Store Corp.	1,454,000	$3,032,773

		$3,032,773

Hotels, Restaurants & Leisure — 1.5%

Formosa International Hotels Corp.	289,978	$2,252,125

		$2,252,125

Insurance — 0.8%

Cathay Financial Holding Co., Ltd.	1,372,228	$1,082,753

		$1,082,753

See notes to financial statements

14

Greater China Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 6.0%

MediaTek, Inc.	228,199	$1,957,438
Taiwan Semiconductor Manufacturing Co., Ltd.	5,403,820	6,825,805

		$8,783,243

Total Taiwan
(identified cost $40,284,409)		$25,722,608

Total Common Stocks
(identified cost $183,260,650)		$137,745,332

Total Investments — 94.2%
(identified cost $183,260,650)		$137,745,332

Other Assets, Less Liabilities — 5.8%		$8,503,421

Net Assets — 100.0%		$146,248,753

ADR - American Depository Receipt

(1)	Non-income producing security.

See notes to financial statements

15

Greater China Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Investments, at value (identified cost, $183,260,650)	$137,745,332
Cash	6,778,415
Foreign currency, at value (identified cost, $2,411,359)	2,326,058
Receivable for investments sold	732,551
Dividends and interest receivable	74,488

Total assets	$147,656,844

Liabilities

Payable for investments purchased	$1,192,414
Payable to affiliate for investment adviser fee	96,729
Payable to affiliate for administration fee	29,681
Accrued expenses	89,267

Total liabilities	$1,408,091

Net Assets applicable to investors’ interest in Portfolio	$146,248,753

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$191,849,459
Net unrealized depreciation (computed on the basis of identified cost)	(45,600,706)

Total	$146,248,753

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends (net of foreign taxes, $116,235)	$2,441,042
Interest	30,997

Total investment income	$2,472,039

Expenses

Investment adviser fee	$670,931
Administration fee	221,963
Trustees’ fees and expenses	4,051
Custodian fee	167,940
Legal and accounting services	22,005
Miscellaneous	2,548

Total expenses	$1,089,438

Net investment income	$1,382,601

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(22,294,480)
Foreign currency transactions	(376,504)

Net realized loss	$(22,670,984)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(69,387,708)
Foreign currency	(24,865)

Net change in unrealized appreciation (depreciation)	$(69,412,573)

Net realized and unrealized loss	$(92,083,557)

Net decrease in net assets from operations	$(90,700,956)

See notes to financial statements

16

Greater China Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$1,382,601	$2,508,030
Net realized gain (loss) from investment and foreign currency transactions	(22,670,984)	50,958,377
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(69,412,573)	(155,999,803)

Net decrease in net assets from operations	$(90,700,956)	$(102,533,396)

Capital transactions —
Contributions	$11,950,868	$145,967,536
Withdrawals	(51,400,194)	(169,687,997)

Net decrease in net assets from capital transactions	$(39,449,326)	$(23,720,461)

Net decrease in net assets	$(130,150,282)	$(126,253,857)

Net Assets

At beginning of period	$276,399,035	$402,652,892

At end of period	$146,248,753	$276,399,035

See notes to financial statements

17

Greater China Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007	2006	2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.23	%(2)	1.20%	1.22%	1.29%	1.27	%(1)	1.34%
Expenses after custodian fee reduction	1.23	%(2)	1.20%	1.22%	1.28%	1.18	%(1)	1.24%
Net investment income	1.56	%(2)	0.63%	0.65%	1.35%	2.08%		1.70%
Portfolio Turnover	13	%(3)	48%	62%	49%	79%		124%

Total Return	(34.51	)%(3)	(24.07)%	83.42%	25.67%	22.54%		20.02%

Net assets, end of period (000’s omitted)	$146,249		$276,399	$402,653	$187,518	$122,758		$95,456

(1)	The investment adviser waived a portion of its investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

18

Greater China Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2009, Eaton Vance Greater China Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the markets in which the security is purchased and sold

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

19

Greater China Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

As of February 28, 2009, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financials statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended February 28, 2009, the adviser fee was 0.75% (annualized) of the Portfolio’s average daily net assets and amounted to $670,931. In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2009, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $221,963.

Except for Trustees of the Portfolio who are not members of EVM’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,803,233 and $45,941,547, respectively, for the six months ended February 28, 2009.

20

Greater China Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$183,260,650

Gross unrealized appreciation	$7,749,969
Gross unrealized depreciation	(53,265,287)

Net unrealized depreciation	$(45,515,318)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2009.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$8,296,130
Level 2	Other Significant Observable Inputs	129,449,202
Level 3	Significant Unobservable Inputs	—

Total		$137,745,332

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

21

Eaton Vance Greater China Growth Fund
Greater China Growth Portfolio

SPECIAL MEETING OF SHAREHOLDERS  (Unaudited)

Eaton Vance Greater China Growth Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	9,251,549	314,449
Thomas E. Faust Jr.	9,250,355	315,643
Allen R. Freedman	9,250,931	315,067
William H. Park	9,252,266	313,732
Ronald A. Pearlman	9,247,783	318,215
Helen Frame Peters	9,250,097	315,901
Heidi L. Steiger	9,251,820	314,178
Lynn A. Stout	9,250,731	315,267
Ralph F. Verni	9,251,996	314,002

Each nominee was also elected a Trustee of Greater China Growth Portfolio.

Greater China Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	97%	3%
Thomas E. Faust Jr.	97%	3%
Allen R. Freedman	97%	3%
William H. Park	97%	3%
Ronald A. Pearlman	97%	3%
Helen Frame Peters	97%	3%
Heidi L. Steiger	97%	3%
Lynn A. Stout	97%	3%
Ralph F. Verni	97%	3%

Results are rounded to the nearest whole number.

22

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Greater China Growth Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Greater China Growth Fund (the “Fund”) invests, with Lloyd George Investment Management (Bermuda) Limited (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (the “Administrator”) and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser’s experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission.

24

Eaton Vance Greater China Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

25

Eaton Vance Greater China Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Greater China Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Greater China Growth Portfolio

Officers
Hon. Robert Lloyd George
President

Pamela Chan
Vice President

William Walter Raleigh Kerr
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

26

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This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Greater China Growth Fund
and Administrator of Greater China Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater China Growth Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

406-4/09	CGSRC

Eaton Vance
Investment Managers

Semiannual Report February 28, 2009

# EATON VANCE GLOBAL GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Global Growth Fund as of February 28, 2009
I N V E S T M E N T  U P D A T E

Arieh Coll
Eaton Vance Management
Co-Portfolio Manager

Edward R. Allen, III, CFA
Eagle Global Advisors, L.L.C.
Co-Portfolio Manager

Thomas N. Hunt, III, CFA
Eagle Global Advisors, L.L.C.
Co-Portfolio Manager
Economic and Market Conditions
•	Global equity markets experienced profound losses during the six months ending February 28, 2009, a period that will likely go down as one of the worst in modern financial history. Prior to and during the period, the simultaneous bursting of the housing, credit and commodity bubbles created a global financial crisis of unforeseen levels. Equity markets collapsed in the fall of 2008 as a series of catastrophic events on Wall Street induced panic and fear among market participants. Additionally, commodity prices fell sharply during the six-month period. After peaking at more than $145 per barrel in July 2008, oil prices traded down to approximately $40 per barrel at the end of February 2009. The U.S. economy was officially declared in recession during the fourth quarter of 2008 as unemployment continued to rise. The Federal Reserve (the Fed) responded to the crises with a dramatic cut in interest rates to a range of 0.0% to 0.25% from 2.00% as of August 31, 2008. In addition to its interest-rate policy, the Fed also took extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

•	During the six-month period, the MSCI World Index had losses exceeding 40%.[1] In the first two months of 2009 alone, the index declined more than 18%.[1] As investors fled to less-risky investments such as short-term Treasuries, investment styles across the board suffered steep losses.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense reimbursement by the Administrator, performance would have been lower. For performance as of the most recent month end, please refer to www. eatonvance.com.
Management Discussion
•	For the six months ending February 28, 2009, the Fund[2] underperformed its primary benchmark, the MSCI World Index (the Index) and the average return of the Lipper Global Multi-Cap Growth Funds Classification.[1] The Fund underperformed the Index primarily due to stock selection in the industrials, information technology and energy sectors. The Fund’s three largest detracting stocks were a manufacturer of wafers for the solar industry; a manufacturer of high-performance solar cells; and a manufacturer and distributer of basic apparel items. All three companies were hit hard by the slowing economy and the credit crunch, which stifled borrowing for both the companies and their customers. We believe that many of the companies in the Fund were sold in the fall of 2008 by investors who were not looking at company fundamentals but needed to raise cash due to the credit crisis. We believe many of these companies have strong fundamentals and are even more attractive now because they are trading at deeply discounted valuations.

Eaton Vance Global Growth Fund Total Return Performance 8/31/08 — 2/28/09

Fund — Class A3	-52.58%
Fund — Class B3	-52.70
Fund — Class C3	-52.73
Morgan Stanley Capital International (MSCI) World Index[1]	-43.55
Lipper Global Multi-Cap Growth Funds Average[1]	-43.69
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separately registered investment company, Global Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Global Growth Fund as of February 28, 2009
I N V E S T M E N T   U P D A T E
•	On the positive side, the Fund’s holdings in the financials sector made the largest relative contribution, led by the insurance and commercial banking industries, in which the Fund’s holdings outperformed, and the diversified financial services industry, in which the Fund’s underweighted position was helpful. Management avoided many of the large banks that were troubled by bad debt and also avoided troubled insurance companies such as American International Group (AIG). The consumer discretionary sector helped the Fund’s relative returns, with contributions from the specialty retail industry and overweight positions — as well as outperformance — in the diversified consumer services and multi-line retail industries. The Fund’s top contributing stocks during the period were a discount retailer that has performed well in the slowing economy, a leading global telecommunications company, and a large, global video game and entertainment software retailer.

•	In selecting stocks, management seeks to capitalize on the fact that nearly half of the investable stocks can be found outside of the United States, including securities of both established and emerging companies operating in developed and emerging economies. We seek to purchase stocks that are reasonably priced in relation to their fundamental value and that we believe will grow in value over time. In the current market environment, many fundamentally sound companies are trading at attractive valuations, which we believe is a positive factor that long-term investors should consider.
Portfolio Information

Top 10 Holdings[1]

By net assets
Nestle SA	2.3%
British American Tobacco PLC	2.2
Novartis AG ADR	2.2
GameStop Corp., Class A	2.1
France Telecom SA ADR	2.1
Nintendo Co., Ltd.	2.1
Total SA ADR	2.0
Diageo PLC ADR	1.9
Koninklijke KPN N.V.	1.7
National Grid PLC	1.5

[1]	Top 10 Holdings represented 20.1% of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.

Eaton Vance Global Growth Fund as of February 28, 2009
F U N D   P E R F O R M A N C E

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETIAX	EMIAX	ECIAX

Average Annual Total Returns (at net asset value)
Six Months	-52.58%	-52.70%	-52.73%
One Year	-54.66	-54.88	-54.89
Five Years	-7.02	-7.48	-7.49
10 Years	-1.51	-2.04	-2.06
Life of Fund†	3.04	2.57	2.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-55.30%	-55.06%	-53.20%
One Year	-57.26	-57.13	-55.34
Five Years	-8.11	-7.86	-7.49
10 Years	-2.09	-2.04	-2.06
Life of Fund†	2.58	2.57	2.26

†	Inception Dates — Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Gross Expense Ratio	2.20%	2.70%	2.70%
Net Expense Ratio	2.00	2.50	2.50

[2]	Source: Prospectus dated 1/1/09. Net Expense Ratio reflects a contractual expense reimbursement that continues through 12/31/10. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense reimbursement, performance would have been lower.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense reimbursement by the Administrator, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Global Growth Fund as of February 28, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 – February 28, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Global Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$474.20	$7.31**
Class B	$1,000.00	$473.00	$9.13**
Class C	$1,000.00	$472.70	$9.13**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.90	$9.99**
Class B	$1,000.00	$1,012.40	$12.47**
Class C	$1,000.00	$1,012.40	$12.47**

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of expenses to the administrator, expenses would have been higher.

Eaton Vance Global Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of February 28, 2009

Assets

Investment in Global Growth Portfolio, at value (identified cost, $53,127,265)	$41,665,518
Receivable for Fund shares sold	20,694
Receivable from the administrator of the Portfolio	93,227
Tax reclaims receivable	3,912

Total assets	$41,783,351

Liabilities

Payable for Fund shares redeemed	$79,652
Payable to affiliate for distribution and service fees	21,699
Payable to affiliate for management fee	5,701
Accrued expenses	54,101

Total liabilities	$161,153

Net Assets	$41,622,198

Sources of Net Assets

Paid-in capital	$105,950,205
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(52,865,795)
Accumulated distributions in excess of net investment income	(1,592)
Net unrealized appreciation	1,127
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(11,461,747)

Total	$41,622,198

Class A Shares

Net Assets	$32,286,750
Shares Outstanding	3,203,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.08
Maximum Offering Price Per Share
(100 ÷ 94.25 of $10.08)	$10.69

Class B Shares

Net Assets	$4,196,957
Shares Outstanding	424,143
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.90

Class C Shares

Net Assets	$5,138,491
Shares Outstanding	538,577
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.54

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $32,347)	$500,659
Interest allocated from Portfolio	17,941
Securities lending income allocated from Portfolio, net	89,368
Expenses allocated from Portfolio	(413,381)

Net investment income from Portfolio	$194,587

Expenses

Management fee	$35,822
Trustees’ fees and expenses	300
Distribution and service fees
Class A	108,067
Class B	32,796
Class C	35,640
Transfer and dividend disbursing agent fees	114,647
Registration fees	16,858
Printing and postage	15,963
Legal and accounting services	15,776
Custodian fee	13,225
Miscellaneous	6,167

Total expenses	$395,261

Deduct —
Allocation of expenses to the administrator of the Portfolio	$210,237

Total expense reductions	$210,237

Net expenses	$185,024

Net investment income	$9,563

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) from Portfolio —
Investment transactions (identified cost basis)	$(27,418,421)
Foreign currency transactions	(25,639)

Net realized loss	$(27,444,060)

Change in unrealized appreciation (depreciation) —
Investments from Portfolio (identified cost basis)	$(22,706,774)
Foreign currency	(623)
Foreign currency from Portfolio	(8,997)

Net change in unrealized appreciation (depreciation)	$(22,716,394)

Net realized and unrealized loss	$(50,160,454)

Net decrease in net assets from operations	$(50,150,891)

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$9,563	$163,816
Net realized gain (loss) from investment and foreign currency transactions	(27,444,060)	2,658,626
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(22,716,394)	(8,095,365)

Net decrease in net assets from operations	$(50,150,891)	$(5,272,923)

Distributions to shareholders —
From net investment income
Class A	$(178,934)	$—

Total distributions to shareholders	$(178,934)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,384,422	$21,854,678
Class B	350,642	3,526,013
Class C	582,426	3,748,961
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	162,915	—
Cost of shares redeemed
Class A	(10,512,615)	(15,823,000)
Class B	(1,036,791)	(3,379,964)
Class C	(1,683,880)	(3,243,742)
Net asset value of shares exchanged
Class A	1,748,662	8,303,766
Class B	(1,748,662)	(8,303,766)
Redemption fees	4,808	18,285

Net increase (decrease) in net assets from Fund share transactions	$(5,748,073)	$6,701,231

Net increase (decrease) in net assets	$(56,077,898)	$1,428,308

Net Assets

At beginning of period	$97,700,096	$96,271,788

At end of period	$41,622,198	$97,700,096

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,592)	$167,779

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Net asset value — Beginning of period	$21.350		$22.300		$17.430		$15.550		$13.220		$12.690

Income (loss) from operations

Net investment income (loss)(1)	$0.010		$0.073	(2)	$(0.067	)(3)	$(0.158)		$(0.122)		$(0.072)
Net realized and unrealized gain (loss)	(11.230)		(1.027)		4.933		2.038		2.452		0.602

Total income (loss) from operations	$(11.220)		$(0.954)		$4.866		$1.880		$2.330		$0.530

Less distributions

From net investment income	$(0.051)		$—		$—		$—		$—		$—

Total distributions	$(0.051)		$—		$—		$—		$—		$—

Redemption fees(1)	$0.001		$0.004		$0.004		$0.000	(4)	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$10.080		$21.350		$22.300		$17.430		$15.550		$13.220

Total Return(5)	(52.58	)%(10)	(4.26)%		27.94%		12.09%		17.62%		4.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,287		$72,303		$61,973		$49,529		$41,155		$39,113
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	2.00	%(8)(9)	2.13	%(9)	2.33%		2.49	%(9)	2.52	%(9)	2.44%
Net investment income (loss)	0.15	%(8)	0.32	%(2)	(0.33	)%(3)	(0.95)%		(0.82)%		(0.52)%
Portfolio Turnover of the Portfolio	94	%(10)	124%		94%		186%		130%		164%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.101 per share. Excluding this dividend, the ratio of net investment income (loss) to average daily net assets would have been (0.12)%.

(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.069 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.67)%.

(4)	Amount represents less than $0.0005 per share.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser(s) to the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.74%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2009 and the years ended August 31, 2008, 2006 and 2005, respectively).

(10)	Not annualized.

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Net asset value — Beginning of period	$20.930		$21.970		$17.260		$15.480		$13.220		$12.760

Income (loss) from operations

Net investment loss(1)	$(0.021)		$(0.040	)(2)	$(0.171	)(3)	$(0.251)		$(0.197)		$(0.169)
Net realized and unrealized gain (loss)	(11.010)		(1.004)		4.877		2.031		2.457		0.629

Total income (loss) from operations	$(11.031)		$(1.044)		$4.706		$1.780		$2.260		$0.460

Redemption fees(1)	$0.001		$0.004		$0.004		$0.000	(4)	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$9.900		$20.930		$21.970		$17.260		$15.480		$13.220

Total Return(5)	(52.70	)%(10)	(4.73)%		27.29%		11.50%		17.10%		3.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,197		$12,770		$21,436		$22,824		$29,464		$33,522
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	2.50	%(8)(9)	2.63	%(9)	2.83%		2.99	%(9)	3.02	%(9)	2.94%
Net investment loss	(0.33	)%(8)	(0.17	)%(2)	(0.87	)%(3)	(1.52)%		(1.32)%		(1.22)%
Portfolio Turnover of the Portfolio	94	%(10)	124%		94%		186%		130%		164%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.125 per share. Excluding this dividend, the ratio of net investment loss to average daily net assets would have been (0.72)%.

(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.22)%.

(4)	Amount represents less than $0.0005 per share.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser(s) to the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.74%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2009 and the years ended August 31, 2008, 2006 and 2005, respectively).

(10)	Not annualized.

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Net asset value — Beginning of period	$20.180		$21.180		$16.640		$14.920		$12.740		$12.300

Income (loss) from operations

Net investment loss(1)	$(0.021)		$(0.038	)(2)	$(0.164	)(3)	$(0.237)		$(0.191)		$(0.152)
Net realized and unrealized gain (loss)	(10.620)		(0.966)		4.700		1.957		2.371		0.592

Total income (loss) from operations	$(10.641)		$(1.004)		$4.536		$1.720		$2.180		$0.440

Redemption fees(1)	$0.001		$0.004		$0.004		$0.000	(4)	$0.000	(4)	$0.000 (4)

Net asset value — End of period	$9.540		$20.180		$21.180		$16.640		$14.920		$12.740

Total Return(5)	(52.73	)%(10)	(4.72)%		27.28%		11.53%		17.11%		3.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,138		$12,627		$12,863		$10,738		$11,364		$12,402
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(6)(7)	2.50	%(8)(9)	2.63	%(9)	2.83%		2.99	%(9)	3.02	%(9)	2.94%
Net investment loss	(0.34	)%(8)	(0.17	)%(2)	(0.85	)%(3)	(1.48)%		(1.33)%		(1.14)%
Portfolio Turnover of the Portfolio	94	%(10)	124%		94%		186%		130%		164%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.100 per share. Excluding this dividend, the ratio of net investment loss to average daily net assets would have been (0.63)%.

(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.065 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.19)%.

(4)	Amount represents less than $0.0005 per share.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	The investment adviser(s) to the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.74%, 0.07%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2009 and the years ended August 31, 2008, 2006 and 2005, respectively).

(10)	Not annualized.

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Global Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 28, 2009 the Fund, for federal income tax purposes, had a capital loss carryforward of $25,180,798 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2010 ($8,852,387) and August 31, 2011 ($16,328,411).

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal

Eaton Vance Global Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions
with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a Management Fee Reduction Agreement, EVM has agreed to reduce its management fee by 0.125% annually of the average daily net assets of the Fund. This agreement may not be terminated or amended unless approved by the majority vote of the non-interested Trustees. For the six months ended February 28, 2009, the management fee was equivalent to 0.125% (annualized) of the Fund’s average daily net assets and amounted to $35,822. In addition, effective April 22, 2008, EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 2.00%, 2.50% and 2.50% annually of the Fund’s average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after December 31, 2010. Pursuant to this agreement, EVM was allocated $210,237 of the Fund’s operating expenses for the six months ended February 28, 2009. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2009, EVM earned $5,144 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,399 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively, the Plans), pursuant to Rule 12b-1 under the 1940 Act. The Plans require the Fund to pay EVD amounts equal to an annual rate of 0.75% of its average daily net assets attributable to Class B and Class C shares and an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of its average daily net assets which is attributable to Class A shares which have remained outstanding for more than one year, for providing ongoing distribution services to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B

Eaton Vance Global Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2009, the Fund paid or accrued to EVD $58,960, $24,597 and $26,730 for Class A, Class B and Class C shares, respectively, representing 0.27%, 0.75%, and 0.75% (annualized) of the average daily net assets of Class A, Class B and Class C shares, respectively. At February 28, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,003,000 and $3,996,000, respectively.

The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the Fund’s average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class B Plan and Class C Plan authorize the Fund to make payments of service fees equal to 0.25% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2009 amounted to $49,107, $8,199 and $8,910 for Class A, Class B and Class C shares, respectively, representing 0.23%, 0.25% and 0.25% (annualized) of the average daily net assets for Class A, Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2009, the Fund was informed that EVD received approximately $5,000, $15,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,131,168 and $13,690,096, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	529,546	938,417
Issued to shareholders electing to receive payments of distributions in Fund shares	13,924	—
Redemptions	(843,408)	(692,037)
Exchange from Class B shares	116,697	360,646

Net increase (decrease)	(183,241)	607,026

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	25,527	151,461
Redemptions	(92,496)	(149,935)
Exchange to Class A shares	(119,094)	(367,044)

Net decrease	(186,063)	(365,518)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	49,187	168,018
Redemptions	(136,402)	(149,552)

Net increase (decrease)	(87,215)	18,466

For the six months ended February 28, 2009 and year ended August 31, 2008, the Fund received $4,808 and $18,285, respectively, in redemption fees.

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%
Security	Shares	Value

Aerospace & Defense — 1.0%

BE Aerospace, Inc.(1)	56,000	$417,760

		$417,760

Airlines — 0.1%

UAL Corp.(1)(2)	9,400	$46,154

		$46,154

Automobiles — 0.8%

Honda Motor Co., Ltd.	14,000	$334,779

		$334,779

Beverages — 5.0%

Diageo PLC ADR	17,400	$808,926
Fomento Economico Mexicano SA de C.V. ADR	22,000	506,880
Foster’s Group, Ltd.	132,800	464,934
Heckmann Corp.(1)(2)	60,000	298,200

		$2,078,940

Biotechnology — 0.2%

Biogen Idec, Inc.(1)	1,704	$78,452

		$78,452

Capital Markets — 1.4%

Aberdeen Asset Management PLC	18,275	$34,290
MF Global, Ltd.(1)(2)	124,000	538,160

		$572,450

Chemicals — 4.6%

Agrium, Inc.	8,000	$278,240
CF Industries Holdings, Inc.	2,500	160,825
Lubrizol Corp.	13,300	365,617
Mosaic Co. (The)	8,800	378,840
NewMarket Corp.	11,000	380,270
Syngenta AG	1,600	342,044

		$1,905,836

Commercial Banks — 2.8%

Banco Santander Central Hispano SA ADR(2)	71,000	$427,420
Boston Private Financial Holdings, Inc.	2,786	9,667
DBS Group Holdings, Ltd.	63,000	$314,647
Mitsubishi UFJ Financial Group, Inc.	94,000	424,657

		$1,176,391

Commercial Services & Supplies — 0.4%

Waste Management, Inc.	5,900	$159,300

		$159,300

Communications Equipment — 2.1%

Nokia Oyj ADR	13,000	$121,680
Research In Motion, Ltd.(1)	12,326	492,300
Riverbed Technology, Inc.(1)	23,200	242,904

		$856,884

Computers & Peripherals — 0.9%

Apple, Inc.(1)	4,400	$392,964

		$392,964

Construction & Engineering — 1.2%

Granite Construction, Inc.(2)	10,200	$362,916
Perini Corp.(1)	737	11,291
Vinci SA	4,000	128,239

		$502,446

Consumer Finance — 0.9%

Promise Co., Ltd.	10,000	$133,569
SLM Corp.(1)(2)	48,745	224,227

		$357,796

Diversified Consumer Services — 2.5%

Corinthian Colleges, Inc.(1)	22,200	$437,340
H&R Block, Inc.	32,000	611,200

		$1,048,540

Diversified Telecommunication Services — 6.6%

Deutsche Telekom AG	33,800	$406,401
France Telecom SA ADR	39,000	875,550
Koninklijke KPN N.V.	54,000	690,868
Nippon Telegraph & Telephone Corp.	5,000	213,797
Telefonica SA	30,000	552,123

		$2,738,739

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Electric Utilities — 2.3%

E.ON AG ADR(2)	13,400	$344,112
Hong Kong Electric Holdings	49,000	302,110
Scottish and Southern Energy PLC	19,000	309,615

		$955,837

Electrical Equipment — 2.0%

ABB, Ltd. ADR	20,800	$250,640
Energy Conversion Devices, Inc.(1)(2)	4,800	105,264
First Solar, Inc.(1)	1,700	179,758
GrafTech International, Ltd.(1)	54,000	305,100

		$840,762

Electronic Equipment, Instruments & Components — 0.5%

FUJIFILM Holdings Corp.	11,000	$204,519

		$204,519

Energy Equipment & Services — 1.5%

Patterson-UTI Energy, Inc.	13,000	$111,670
Pride International, Inc.(1)	17,418	300,286
Transocean, Ltd.(1)	3,600	215,172

		$627,128

Food & Staples Retailing — 0.6%

Supervalu, Inc.	15,600	$243,516

		$243,516

Food Products — 3.3%

Nestle SA	29,000	$948,024
Unilever PLC	21,800	421,126

		$1,369,150

Health Care Equipment & Supplies — 0.3%

Kinetic Concepts, Inc.(1)(2)	3,933	$85,661
Thoratec Corp.(1)	2,200	50,248

		$135,909

Health Care Providers & Services — 2.3%

Catalyst Health Solutions, Inc.(1)	5,000	$105,400
CIGNA Corp.	22,700	357,752
DaVita, Inc.(1)	5,400	253,368
Fresenius Medical Care AG & Co. KGaA	6,400	260,944

		$977,464

Hotels, Restaurants & Leisure — 0.6%

Scientific Games Corp., Class A(1)	22,000	$232,760

		$232,760

Household Durables — 0.3%

Desarrolladora Homex SA de C.V. ADR(1)(2)	11,000	$137,720

		$137,720

Industrial Conglomerates — 0.4%

Keppel Corp., Ltd.	68,000	$188,724

		$188,724

Insurance — 6.2%

Aegon NV	39,000	$138,806
Allied World Assurance Holdings, Ltd.	12,800	491,648
AXA SA ADR	23,700	215,196
Fairfax Financial Holdings, Ltd.(2)	600	147,600
Fidelity National Financial, Inc., Class A	33,800	560,066
First American Corp.	5,672	131,420
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	304,047
Tokio Marine Holdings, Inc.	18,200	413,339
Zurich Financial Services AG	1,300	184,103

		$2,586,225

Internet Software & Services — 2.1%

Akamai Technologies, Inc.(1)	7,700	$139,293
Equinix, Inc.(1)	9,200	426,972
MercadoLibre, Inc.(1)(2)	18,400	307,464

		$873,729

IT Services — 0.4%

Euronet Worldwide, Inc.(1)	13,000	$127,270
Wright Express Corp.(1)	2,000	29,280

		$156,550

Life Sciences Tools & Services — 0.3%

Parexel International Corp.(1)	15,000	$137,550

		$137,550

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Media — 2.2%

Liberty Entertainment, Series A(1)	33,000	$571,560
McGraw-Hill Co., Inc. (The)	11,000	217,030
Virgin Media, Inc.	27,000	129,060

		$917,650

Metals & Mining — 1.5%

Anglo American PLC ADR	19,110	$135,108
Companhia Vale do Rio Doce ADR	18,100	201,815
Gammon Gold, Inc.(1)	36,000	279,360

		$616,283

Multi-Utilities — 2.6%

National Grid PLC	69,800	$621,331
RWE AG	7,400	464,807

		$1,086,138

Oil, Gas & Consumable Fuels — 6.8%

Enbridge Energy Management, LLC(1)	2,582	$70,747
Enbridge Energy Partners, LP	4,800	136,656
Goodrich Petroleum Corp.(1)(2)	5,243	104,021
Paladin Energy, Ltd.(1)	165,000	315,163
Petrohawk Energy Corp.(1)	22,950	390,609
Petroleo Brasileiro SA ADR	24,000	537,120
StatoilHydro ASA ADR	13,495	224,827
Total SA ADR	18,000	849,600
Walter Industries, Inc.	11,500	208,955

		$2,837,698

Pharmaceuticals — 7.0%

AstraZeneca PLC ADR	15,800	$499,122
GlaxoSmithKline PLC ADR	11,900	358,547
Novartis AG ADR	25,200	913,500
Perrigo Co.	4,000	80,360
Roche Holding AG	2,900	329,201
Sanofi-Aventis SA	11,000	565,368
Shionogi & Co., Ltd.	11,000	178,629

		$2,924,727

Real Estate Investment Trusts (REITs) — 0.1%

Chimera Investment Corp.	15,825	$47,317

		$47,317

Road & Rail — 0.4%

East Japan Railway Co.	3,000	$179,663

		$179,663

Semiconductors & Semiconductor Equipment — 3.5%

Atheros Communications, Inc.(1)	19,900	$240,392
Cypress Semiconductor Corp.(1)	74,146	412,252
MEMC Electronic Materials, Inc.(1)	27,300	409,773
ON Semiconductor Corp.(1)	57,500	210,450
Tessera Technologies, Inc.(1)	18,720	202,176

		$1,475,043

Software — 4.2%

Ariba, Inc.(1)	47,588	$416,395
Check Point Software Technologies, Ltd.(1)	5,600	123,032
Concur Technologies, Inc.(1)	17,300	363,127
Nintendo Co., Ltd.	3,000	856,499

		$1,759,053

Specialty Retail — 5.1%

Advance Auto Parts, Inc.	12,388	$473,841
Best Buy Co., Inc.	12,600	363,132
GameStop Corp., Class A(1)	32,800	882,976
Urban Outfitters, Inc.(1)	23,200	386,048

		$2,105,997

Textiles, Apparel & Luxury Goods — 0.6%

Gildan Activewear, Inc.(1)	33,400	$247,160

		$247,160

Tobacco — 2.5%

British American Tobacco PLC	36,300	$927,843
Japan Tobacco, Inc.	40	95,410

		$1,023,253

Transportation Infrastructure — 0.7%

Aegean Marine Petroleum Network, Inc.	17,100	$280,440

		$280,440

Water Utilities — 1.1%

Cia de Saneamento Basico do Estado de Sao Paulo ADR	22,425	$446,706

		$446,706

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 2.9%

Crown Castle International Corp.(1)	29,000	$508,660
Turkcell Iletisim Hizmetleri AS ADR	40,000	492,800
Vodafone Group PLC ADR	11,500	204,125

		$1,205,585

Total Common Stocks
(identified cost $50,976,904)		$39,487,687

Short-Term Investments — 11.0%
	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.05%(3)	$1,512	$1,512,155
Eaton Vance Cash Collateral Fund, LLC, 1.46%(3)(4)	3,082	3,082,414

Total Short-Term Investments
(identified cost $4,567,587)		$4,594,569

Total Investments — 105.8%
(identified cost $55,544,491)		$44,082,256

Other Assets, Less Liabilities — (5.8)%		$(2,416,611)

Net Assets — 100.0%		$41,665,645

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2009.

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at February 28, 2009. The related cost of the invested cash collateral, which represents the liability of the Portfolio to repay collateral amounts upon the return of loaned securities, is included in Other Assets, Less Liabilities. At February 28, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

Country Concentration of Portfolio
	Percentage
Country	of Net Assets	Value

United States	37.4%	$15,593,562
United Kingdom	10.4	4,320,033
Switzerland	7.6	3,182,684
Japan	7.3	3,034,861
France	6.3	2,633,953
Germany	4.3	1,780,311
Canada	3.5	1,444,660
Brazil	2.8	1,185,641
Bermuda	2.5	1,029,808
Spain	2.4	979,544
Netherlands	2.0	829,674
Australia	1.9	780,097
Mexico	1.5	644,600
Singapore	1.2	503,370
Turkey	1.2	492,800
Hong Kong	0.7	302,110
Greece	0.7	280,440
Norway	0.5	224,827
Israel	0.3	123,032
Finland	0.3	121,680

Long-Term Investments	94.8%	$39,487,687

Short-Term Investments		$4,594,569

Total Investments		$44,082,256

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Unaffiliated investments, at value including $2,807,833 of securities on loan (identified cost, $50,976,904)	$39,487,687
Affiliated investments, at value (identified cost, $4,567,587)	4,594,569
Foreign currency, at value (identified cost, $1,587)	1,467
Receivable for investments sold	561,699
Dividends receivable	108,215
Interest receivable from affiliated investment	68
Securities lending income receivable	8,806
Tax reclaims receivable	91,748

Total assets	$44,854,259

Liabilities

Collateral for securities loaned	$3,065,151
Payable for investments purchased	27,290
Payable to affiliate for investment adviser fee	27,725
Payable to affiliate for administration fee	8,891
Accrued expenses	59,557

Total liabilities	$3,188,614

Net Assets applicable to investors’ interest in Portfolio	$41,665,645

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$53,127,176
Net unrealized depreciation (computed on the basis of identified cost)	(11,461,531)

Total	$41,665,645

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends (net of foreign taxes, $32,347)	$500,661
Securities lending income, net	89,368
Interest income allocated from affiliated investments	17,941
Expenses allocated from affiliated investment	(4,990)

Total investment income	$602,980

Expenses

Investment adviser fee	$210,545
Administration fee	71,257
Trustees’ fees and expenses	1,435
Custodian fee	96,325
Legal and accounting services	28,121
Miscellaneous	1,605

Total expenses	$409,288

Deduct —
Reduction of investment adviser fee	$897

Total expense reductions	$897

Net expenses	$408,391

Net investment income	$194,589

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(27,354,115)
Investment transactions allocated from affiliated investment	(64,384)
Foreign currency transactions	(25,640)

Net realized loss	$(27,444,139)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(22,706,837)
Foreign currency	(8,997)

Net change in unrealized appreciation (depreciation)	$(22,715,834)

Net realized and unrealized loss	$(50,159,973)

Net decrease in net assets from operations	$(49,965,384)

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$194,589	$1,196,687
Net realized gain (loss) from investment and foreign currency transactions	(27,444,139)	2,658,634
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(22,715,834)	(8,095,719)

Net decrease in net assets from operations	$(49,965,384)	$(4,240,398)

Capital transactions —
Contributions	$8,131,168	$28,366,278
Withdrawals	(13,690,096)	(23,520,635)

Net increase (decrease) in net assets from capital transactions	$(5,558,928)	$4,845,643

Net increase (decrease) in net assets	$(55,524,312)	$605,245

Net Assets

At beginning of period	$97,189,957	$96,584,712

At end of period	$41,665,645	$97,189,957

See notes to financial statements

Global Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	1.46	%(2)	1.26%		1.28%		1.29	%(3)	1.29	%(3)	1.25%
Net investment income	0.69	%(2)	1.17	%(4)	0.70	%(5)	0.22%		0.40%		0.55%
Portfolio Turnover	94	%(6)	124%		94%		186%		130%		164%

Total Return	(52.43	)%(6)	(3.42)%		29.26%		13.43%		19.06%		5.42%

Net assets, end of period (000’s omitted)	$41,666		$97,190		$96,585		$83,316		$82,344		$86,617

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser(s) voluntarily waived a portion of its investment adviser fee (equal to less than 0.01%, 0.04% and less than 0.01% of average daily net assets for the six months ended February 28, 2009 and the years ended August 31, 2006 and 2005, respectively).

(4)	Includes a dividend resulting from a corporate action equal to 0.46% of average daily assets.

(5)	Includes special dividends equal to 0.35% of average daily net assets.

(6)	Not annualized.

See notes to financial statements

Supplementary Data

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2009, Eaton Vance Global Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more that sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At February 28, 2009, Cash Collateral Fund valued its investments based on available market quotations.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2009, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to and including $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle), a portion of its adviser fee for sub-advisory services provided to the Portfolio. The portion of the adviser fee payable by Cash

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended February 28, 2009, the Portfolio’s adviser fee totaled $215,329 of which $4,784 was allocated from Cash Management and $210,545 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.75% (annualized) of the Portfolio’s average daily net assets.

BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker-dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2009, BMR waived $897 of its adviser fee.

In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2009, the administration fee was 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $71,257.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s or Eagle’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with EVM, BMR and Eagle may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $54,285,319 and $60,358,118, respectively, for the six months ended February 28, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,796,114

Gross unrealized appreciation	$1,324,565
Gross unrealized depreciation	(13,038,423)

Net unrealized depreciation	$(11,713,858)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2009.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio

Global Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

amounted to $18,070 for the six months ended February 28, 2009. At February 28, 2009, the value of the securities loaned and the value of the collateral received amounted to $2,807,833 and $3,065,151, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$32,147,800
Level 2	Other Significant Observable Inputs	11,934,456
Level 3	Significant Unobservable Inputs	—

Total		$44,082,256

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance Global Growth Fund
Global Growth Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Global Growth Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	3,377,436	68,302
Thomas E. Faust Jr.	3,375,953	69,786
Allen R. Freedman	3,375,502	70,236
William H. Park	3,378,319	67,420
Ronald A. Pearlman	3,376,381	69,357
Helen Frame Peters	3,377,620	68,118
Heidi L. Steiger	3,376,201	69,538
Lynn A. Stout	3,377,620	68,118
Ralph F. Verni	3,378,319	67,420

Each nominee was also elected a Trustee of Global Growth Portfolio.

Global Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	98%	2%
Thomas E. Faust Jr.	98%	2%
Allen R. Freedman	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Helen Frame Peters	98%	2%
Heidi L. Steiger	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Global Growth Portfolio (the “Portfolio”) and Boston Management and Research (“BMR” or the “Adviser”) and the sub-advisory agreement with Eagle Global Advisors, L.L.C. (“Eagle” or the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and sub-advisory agreement with Eagle for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and by Eagle.

The Board considered BMR’s and Eagle’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle’s management of the foreign portion of the Portfolio. The Board specifically noted BMR’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the investment sub-advisory agreement with respect to Eagle.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board noted that the domestic portion of the Portfolio has been managed by BMR since the Fund’s inception and that the foreign portion of the Portfolio has been managed by Eagle since April 1, 2006. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods with respect to the domestic portion of the Portfolio and concluded that such performance was satisfactory. With regard to the foreign portion of the Portfolio, the Board concluded that it would be appropriate to allow additional time to evaluate the performance of Eagle.

Management Fees and Expenses

The Board reviewed management fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund and the Portfolio to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Global Growth Portfolio

Officers
Duncan W. Richardson
President

Edward R. Allen, III
Vice President

Arieh Coll
Vice President

Thomas N. Hunt, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Investment Adviser of Global Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Global Growth Portfolio
Eagle Global Advisors, L.L.C.
5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

424-04/09	IASRC

Eaton Vance
Investment Managers

YORK STOCK EXCHANGE COMPOSITE

Semiannual Report February 28, 2009

# EATON VANCE MULTI-CAP GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009
INVESTMENT UPDATE

Arieh Coll
Portfolio Manager
Economic and Market Conditions
•	Global equity markets experienced profound losses during the six months ending February 28, 2009, a period that will likely go down as one of the worst in modern financial history. Prior to and during the period, the simultaneous bursting of the housing, credit and commodity bubbles created a global financial crisis of unforeseen levels. Equity markets collapsed in the fall of 2008 as a series of catastrophic events on Wall Street induced panic and fear among market participants. Additionally, commodity prices fell sharply during the six-month period. After peaking at more than $145 per barrel in July 2008, oil prices traded down to approximately $40 per barrel as of the end of February 2009. The U.S. economy was officially declared in recession during the fourth quarter of 2008 as unemployment continued to rise The Federal Reserve (the “Fed”) responded to the crises with a dramatic cut in interest rates to a range of 0.0% to 0.25% from 2.00% at August 31, 2008. In addition to its interest-rate policy, the Fed has also taken extraordinary action through a variety of innovative lending techniques in an attempt to ease the credit crisis.

•	During the six-month period, the S&P 500 Index and the Russell Midcap Growth Index had losses exceeding 40%.[1] As investors fled to less risky investments such as short-term Treasuries, investment styles across the board showed steep losses.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	For the six months ending February 28, 2009, the Fund[2] underperformed its primary benchmark, the Russell Midcap Growth Index (the “Index”) and the average return of the Lipper Mid-Cap Growth Funds Classification.[1] The Fund underperformed the Index primarily due to stock selection in the industrials, information technology and consumer staples sectors. The Fund’s three largest detracting stocks were a manufacturer and distributor of basic apparel items, a global computer services and consulting firm and a China-based manufacturer of solar panels. All three companies were hit hard by the slowing economy and the credit crunch, which stifled borrowing for both the companies and their customers. The computer company also surprised investors late in the period with allegations of accounting fraud and, after this was reported in January 2009, we sold the stock. Nevertheless, we believe many of the companies in the Fund were sold in the fall of 2008 by investors who were not looking at company fundamentals but needed to raise cash due to the credit crisis. We believe many of these companies

Eaton Vance Multi-Cap Growth Fund
Total Return Performance 8/31/08 2/28/09
Fund — Class A3	-54.25%
Fund — Class B3	-54.42
Fund — Class C3	-54.48
Russell Midcap Growth Index[1]	-45.70
S&P500 Index[1]	-41.79
Lipper Mid-Cap Growth Funds Average[1]	-44.60
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund currently invests in a separately registered investment company, Multi-Cap Growth Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[3]	These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

1

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009
INVESTMENT UPDATE
have strong fundamentals and are even more attractive now because they are trading at deeply discounted valuations.

•	On the positive side, the Fund’s holdings in the financials sector made the largest contribution to relative performance, led by the insurance and commercial banking industries, in which the Fund’s holdings outperformed, and the diversified financial services industry, in which the Fund’s underweighted position was helpful. Management avoided many of the large banks that were troubled by bad debt and also avoided troubled insurance companies such as American International Group (AIG). The utilities sector also contributed because of the Fund’s low exposure to independent power producers, which performed poorly in the Index. The Fund’s top contributing stocks during the period were an online discount travel company, a real estate investment company and a large insurance company specializing in title insurance.

•	In selecting stocks, management seeks a select portfolio of companies that it believes will grow faster over the long term than the U.S. economy and the U.S. stock market as a whole and are reasonably priced in relation to their fundamental value. Management uses an intensive, research-driven approach that employs fundamental analysis and considers many factors, including the potential for price appreciation, an assessment of risk and return, development of the proper mix of securities in the portfolio and, secondarily, long-term dividend prospects. In the current market environment, many fundamentally sound companies are trading at attractive valuations, which we believe is a positive factor that long-term investors should consider.
Portfolio Information
Top 10 Holdings1
By net assets

Genzyme Corp.	3.0%
H&R Block, Inc.	2.8
Liberty Entertainment, Series A	2.7
Fidelity National Financial, Inc., Class A	2.6
Advance Auto Parts, Inc.	2.6
Cypress Semiconductor Corp.	2.6
MF Global, Ltd.	2.5
GameStop Corp., Class A	2.4
Crown Castle International Corp.	2.4
Allied World Assurance Holdings, Ltd.	2.3

[1]	Top 10 Holdings represented 25.9% of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.
Sector Weightings2
By net assets

[2]	As a percentage of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.

2

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EVGFX	EMGFX	ECGFX

Average Annual Total Returns (at net asset value)

Six Months	-54.25%	-54.42%	-54.48%
One Year	-53.32	-53.68	-53.64
Five Years	-5.31	-5.96	-6.00
Ten Years	-3.88	-4.61	-4.64
Life of Fund†	7.89	2.12	1.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-56.87%	-56.66%	-54.93%
One Year	-56.00	-55.96	-54.10
Five Years	-6.42	-6.27	-6.00
Ten Years	-4.45	-4.61	-4.64
Life of Fund†	7.78	2.12	1.76

†	Inception Dates — Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	1.13%	1.88%	1.88%

[2]	Source: Prospectus dated 1/1/09.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

3

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 – February 28, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Multi-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$457.50	$5.38
Class B	$1,000.00	$455.80	$8.09
Class C	$1,000.00	$455.20	$8.08

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.45
Class B	$1,000.00	$1,013.70	$11.18
Class C	$1,000.00	$1,013.70	$11.18

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A shares, 2.24% for Class B shares and 2.24% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Investment in Multi-Cap Growth Portfolio, at value (identified cost, $129,121,640)	$119,539,748
Receivable for Fund shares sold	99,489

Total assets	$119,639,237

Liabilities

Payable for Fund shares redeemed	$758,265
Payable to affiliate for distribution and service fees	37,583
Accrued expenses	64,702

Total liabilities	$860,550

Net Assets	$118,778,687

Sources of Net Assets

Paid-in capital	$264,731,028
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(136,807,602)
Accumulated undistributed net investment income	437,153
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(9,581,892)

Total	$118,778,687

Class A Shares

Net Assets	$98,978,904
Shares Outstanding	23,082,660
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.29
Maximum Offering Price Per Share
(100 ÷ 94.25 of $4.29)	$4.55

Class B Shares

Net Assets	$5,822,062
Shares Outstanding	1,390,746
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.19

Class C Shares

Net Assets	$13,977,721
Shares Outstanding	3,341,854
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $6,457)	$1,054,793
Interest allocated from Portfolio	64,384
Securities lending income allocated from Portfolio, net	419,367
Expenses allocated from Portfolio	(641,535)

Net investment income from Portfolio	$897,009

Expenses

Trustees’ fees and expenses	$250
Distribution and service fees
Class A	171,368
Class B	42,569
Class C	96,415
Transfer and dividend disbursing agent fees	201,038
Printing and postage	95,556
Registration fees	37,792
Legal and accounting services	18,199
Custodian fee	10,899
Miscellaneous	6,142

Total expenses	$680,228

Net investment income	$216,781

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(124,737,389)
Foreign currency transactions	46,983

Net realized loss	$(124,690,406)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(40,945,643)

Net change in unrealized appreciation (depreciation)	$(40,945,643)

Net realized and unrealized loss	$(165,636,049)

Net decrease in net assets from operations	$(165,419,268)

See notes to financial statements

5

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$216,781	$614,300
Net realized loss from investment and foreign currency transactions	(124,690,406)	(9,391,200)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(40,945,643)	(2,615,395)

Net decrease in net assets from operations	$(165,419,268)	$(11,392,295)

Distributions to shareholders —
From net investment income
Class A	$(198,593)	$—
From net realized gain
Class A	(1,777,020)	(25,708,863)
Class B	(111,663)	(2,026,087)
Class C	(264,443)	(2,350,611)

Total distributions to shareholders	$(2,351,719)	$(30,085,561)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,764,497	$214,091,125
Class B	600,090	8,515,310
Class C	4,660,669	30,135,335
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,747,556	22,510,324
Class B	93,185	1,677,560
Class C	208,049	1,854,161
Cost of shares redeemed
Class A	(88,725,363)	(65,681,604)
Class B	(2,134,299)	(2,661,571)
Class C	(6,068,734)	(5,128,841)
Net asset value of shares exchanged
Class A	524,670	1,058,139
Class B	(524,670)	(1,058,139)

Net increase (decrease) in net assets from Fund share transactions	$(54,854,350)	$205,311,799

Net increase (decrease) in net assets	$(222,625,337)	$163,833,943

Net Assets

At beginning of period	$341,404,024	$177,570,081

At end of period	$118,778,687	$341,404,024

Accumulated undistributed net investment income included in net assets

At end of period	$437,153	$418,965

See notes to financial statements

6

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006		2005		2004

Net asset value — Beginning of period	$9.550		$10.730	$8.010		$7.450		$6.060		$6.310

Income (loss) from operations

Net investment income (loss)(1)	$0.011		$0.037	$0.047	(2)	$(0.028)		$(0.035)		$(0.039)
Net realized and unrealized gain (loss)	(5.189)		0.364 (3)	2.899		0.588		1.425		(0.211)

Total income (loss) from operations	$(5.178)		$0.401	$2.946		$0.560		$1.390		$(0.250)

Less distributions

From net investment income	$(0.008)		$—	$—		$—		$—		$—
From net realized gain	(0.074)		(1.581)	(0.226)		—		—		—

Total distributions	$(0.082)		$(1.581)	$(0.226)		$—		$—		$—

Net asset value — End of period	$4.290		$9.550	$10.730		$8.010		$7.450		$6.060

Total Return(4)	(54.25	)%(8)	2.39%	37.30%		7.52%		22.94%		(3.96)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$98,979		$290,306	$154,213		$105,557		$104,876		$95,214
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.49	%(6)	1.13%	1.20%		1.26	%(7)	1.27	%(7)	1.26%
Net investment income (loss)	0.39	%(6)	0.36%	0.49	%(2)	(0.35)%		(0.50)%		(0.60)%
Portfolio Turnover of the Portfolio	169	%(8)	206%	144%		208%		201%		276%

(1)	Computed using average shares outstanding.

(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.084 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.39)%.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(8)	Not annualized.

See notes to financial statements

7

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D
Financial Highlights

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006		2005		2004

Net asset value — Beginning of period	$9.350		$10.600	$7.960		$7.460		$6.110		$6.410

Income (loss) from operations

Net investment loss(1)	$(0.010)		$(0.040)	$(0.013	)(2)	$(0.087)		$(0.087)		$(0.094)
Net realized and unrealized gain (loss)	(5.076)		0.371 (3)	2.874		0.587		1.437		(0.206)

Total income (loss) from operations	$(5.086)		$0.331	$2.861		$0.500		$1.350		$(0.300)

Less distributions

From net realized gain	$(0.074)		$(1.581)	$(0.226)		$—		$—		$—

Total distributions	$(0.074)		$(1.581)	$(0.226)		$—		$—		$—

Contingent deferred sales charges	$—		$—	$0.005		$—		$—		$—

Net asset value — End of period	$4.190		$9.350	$10.600		$7.960		$7.460		$6.110

Total Return(4)	(54.42	)%(8)	1.70%	36.52%		6.70%		21.91%		(4.64)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,822		$16,565	$12,229		$10,314		$11,609		$11,247
Ratios (As a percentage of average daily net assets):
Expenses(5)	2.24	%(6)	1.88%	1.86%		2.01	%(7)	2.02	%(7)	2.01%
Net investment loss	(0.36	)%(6)	(0.40)%	(0.14	)%(2)	(1.11)%		(1.25)%		(1.43)%
Portfolio Turnover of the Portfolio	169	%(8)	206%	144%		208%		201%		276%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.086 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(8)	Not annualized.

See notes to financial statements

8

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D
Financial Highlights

	Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006		2005		2004

Net asset value — Beginning of period	$9.340		$10.580	$7.960		$7.460		$6.120		$6.420

Income (loss) from operations

Net investment loss(1)	$(0.009)		$(0.041)	$(0.028	)(2)	$(0.086)		$(0.087)		$(0.088)
Net realized and unrealized gain (loss)	(5.077)		0.382 (3)	2.874		0.586		1.427		(0.212)

Total income (loss) from operations	$(5.086)		$0.341	$2.846		$0.500		$1.340		$(0.300)

Less distributions

From net realized gain	$(0.074)		$(1.581)	$(0.226)		$—		$—		$—

Total distributions	$(0.074)		$(1.581)	$(0.226)		$—		$—		$—

Net asset value — End of period	$4.180		$9.340	$10.580		$7.960		$7.460		$6.120

Total Return(4)	(54.48	)%(8)	1.82%	36.26%		6.70%		21.91%		(4.60)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,978		$34,533	$11,128		$6,402		$6,194		$6,048
Ratios (As a percentage of average daily net assets):
Expenses(5)	2.24	%(6)	1.88%	1.95%		2.01	%(7)	2.02	%(7)	2.01%
Net investment loss	(0.36	)%(6)	(0.41)%	(0.29	)%(2)	(1.10)%		(1.25)%		(1.34)%
Portfolio Turnover of the Portfolio	169	%(8)	206%	144%		208%		201%		276%

(1)	Computed using average shares outstanding.

(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.13)%.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(8)	Not annualized.

See notes to financial statements

9

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Multi-Cap Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.7% at February 28, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2008, the Fund had net capital losses of $9,886,793 attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending August 31, 2009.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for

10

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2009, EVM earned $11,783 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,633 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2009. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2009 amounted to $171,368 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2009, the Fund paid or accrued to EVD $31,924 and $72,311 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $139,000 and $2,637,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2009 amounted to $10,645 and $24,104 for Class B and Class C shares, respectively.

11

Eaton Vance Multi-Cap Growth Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2009, the Fund was informed that EVD received approximately $4,000, $22,000 and $18,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $43,176,628 and $102,220,899, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	6,116,332	20,480,691
Issued to shareholders electing to receive payments of distributions in Fund shares	391,829	2,141,801
Redemptions	(13,904,949)	(6,704,732)
Exchange from Class B shares	79,506	104,640

Net increase (decrease)	(7,317,282)	16,022,400

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	102,509	825,953
Issued to shareholders electing to receive payments of distributions in Fund shares	21,373	162,240
Redemptions	(424,179)	(263,350)
Exchange to Class A shares	(81,322)	(106,618)

Net increase (decrease)	(381,619)	618,225

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	741,621	2,987,368
Issued to shareholders electing to receive payments of distributions in Fund shares	47,718	179,841
Redemptions	(1,145,929)	(520,994)

Net increase (decrease)	(356,590)	2,646,215

12

Multi-Cap Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.4%
Security	Shares	Value

Aerospace & Defense — 2.0%

BE Aerospace, Inc.(1)	318,000	$2,372,280

		$2,372,280

Airlines — 0.2%

UAL Corp.(1)(2)	53,000	$260,230

		$260,230

Beverages — 1.5%

Heckmann Corp.(1)(2)	363,200	$1,805,104

		$1,805,104

Biotechnology — 3.4%

Biogen Idec, Inc.(1)	9,830	$452,573
Genzyme Corp.(1)	59,500	3,625,335

		$4,077,908

Capital Markets — 2.6%

Aberdeen Asset Management PLC	110,825	$207,945
MF Global, Ltd.(1)(2)	687,500	2,983,750

		$3,191,695

Chemicals — 8.4%

CF Industries Holdings, Inc.	14,000	$900,620
Lubrizol Corp.	65,000	1,786,850
Monsanto Co.	14,681	1,119,720
Mosaic Co. (The)	49,000	2,109,450
NewMarket Corp.	54,000	1,866,780
Syngenta AG	11,000	2,351,553

		$10,134,973

Commercial Banks — 0.0%

First Horizon National Corp.	100	$917

		$917

Commercial Services & Supplies — 0.7%

Waste Management, Inc.	33,000	$891,000

		$891,000

Construction & Engineering — 1.8%

Granite Construction, Inc.(2)	58,000	$2,063,640
Perini Corp.(1)	4,223	64,696

		$2,128,336

Consumer Finance — 1.1%

SLM Corp.(1)(2)	283,531	$1,304,243

		$1,304,243

Diversified Consumer Services — 4.8%

Corinthian Colleges, Inc.(1)	126,000	$2,482,200
H&R Block, Inc.	176,800	3,376,880

		$5,859,080

Electrical Equipment — 1.8%

First Solar, Inc.(1)	4,500	$475,830
GrafTech International, Ltd.(1)	311,000	1,757,150

		$2,232,980

Energy Equipment & Services — 2.9%

Patterson-UTI Energy, Inc.	75,000	$644,250
Pride International, Inc.(1)	98,559	1,699,157
Transocean, Ltd.(1)	20,000	1,195,400

		$3,538,807

Food & Staples Retailing — 1.1%

Supervalu, Inc.	88,000	$1,373,680

		$1,373,680

Health Care Equipment & Supplies — 0.6%

Cooper Cos., Inc. (The)	166	$3,650
Kinetic Concepts, Inc.(1)(2)	22,292	485,520
Thoratec Corp.(1)	12,200	278,648

		$767,818

Health Care Providers & Services — 3.3%

Catalyst Health Solutions, Inc.(1)	28,000	$590,240
CIGNA Corp.	127,000	2,001,520
DaVita, Inc.(1)	29,600	1,388,832

		$3,980,592

See notes to financial statements

13

Multi-Cap Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.1%

Scientific Games Corp., Class A(1)	126,000	$1,333,080

		$1,333,080

Insurance — 6.9%

Allied World Assurance Holdings, Ltd.	72,000	$2,765,520
Fairfax Financial Holdings, Ltd.(2)	3,300	811,800
Fidelity National Financial, Inc., Class A	191,100	3,166,527
First American Corp.	32,615	755,690
HCC Insurance Holdings, Inc.	41,000	899,950

		$8,399,487

Internet & Catalog Retail — 2.0%

Priceline.com, Inc.(1)(2)	28,415	$2,411,297

		$2,411,297

Internet Software & Services — 5.0%

Akamai Technologies, Inc.(1)	43,000	$777,870
Equinix, Inc.(1)	52,600	2,441,166
Google, Inc., Class A(1)	5,650	1,909,643
MercadoLibre, Inc.(1)(2)	58,000	969,180

		$6,097,859

IT Services — 2.5%

Euronet Worldwide, Inc.(1)	74,000	$724,460
MasterCard, Inc., Class A	13,700	2,165,011
Wright Express Corp.(1)	11,000	161,040

		$3,050,511

Life Sciences Tools & Services — 0.7%

Parexel International Corp.(1)	86,000	$788,620

		$788,620

Media — 4.4%

Liberty Entertainment, Series A(1)	190,000	$3,290,800
McGraw-Hill Co., Inc. (The)	63,000	1,242,990
Virgin Media, Inc.	153,000	731,340

		$5,265,130

Metals & Mining — 1.3%

Gammon Gold, Inc.(1)	201,000	$1,559,760

		$1,559,760

Oil, Gas & Consumable Fuels — 5.8%

Enbridge Energy Management, LLC(1)	15,492	$424,481
Enbridge Energy Partners, LP	27,500	782,925
Goodrich Petroleum Corp.(1)(2)	29,612	587,502
Paladin Energy, Ltd.(1)	940,000	1,795,472
Petrohawk Energy Corp.(1)	132,500	2,255,150
Walter Industries, Inc.	65,000	1,181,050

		$7,026,580

Pharmaceuticals — 0.3%

Perrigo Co.	16,800	$337,512

		$337,512

Real Estate Investment Trusts (REITs) — 2.3%

Annaly Capital Management, Inc.	184,084	$2,558,768
Chimera Investment Corp.	92,257	275,848

		$2,834,616

Semiconductors & Semiconductor Equipment — 5.5%

Atheros Communications, Inc.(1)	96,700	$1,168,136
Cypress Semiconductor Corp.(1)	560,000	3,113,600
MEMC Electronic Materials, Inc.(1)	48,000	720,480
Nvidia Corp.(1)	109,000	902,520
Tessera Technologies, Inc.(1)	71,000	766,800

		$6,671,536

Software — 1.9%

Check Point Software Technologies, Ltd.(1)	42,900	$942,513
Electronic Arts, Inc.(1)	80,000	1,304,800

		$2,247,313

Specialty Retail — 8.6%

Advance Auto Parts, Inc.	82,298	$3,147,899
Best Buy Co., Inc.	72,000	2,075,040
GameStop Corp., Class A(1)	109,816	2,956,247
Urban Outfitters, Inc.(1)	131,000	2,179,840

		$10,359,026

Textiles, Apparel & Luxury Goods — 1.1%

Gildan Activewear, Inc.(1)(2)	186,800	$1,382,320

		$1,382,320

See notes to financial statements

14

Multi-Cap Growth Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Transportation Infrastructure — 1.3%

Aegean Marine Petroleum Network, Inc.	93,000	$1,525,200

		$1,525,200

Water Utilities — 2.1%

Cia de Saneamento Basico do Estado de Sao Paulo ADR	128,436	$2,558,445

		$2,558,445

Wireless Telecommunication Services — 2.4%

Crown Castle International Corp.(1)	166,000	$2,911,640

		$2,911,640

Total Common Stocks
(identified cost $120,417,059)		$110,679,575

Investment Funds — 0.0%
Security	Shares	Value

Capital Markets — 0.0%

iShares Russell 2000 Index Fund	100	$3,909
MidCap SPDR Trust, Series 1	100	8,218
SPDR Trust, Series 1	100	7,393

		$19,520

Total Investment Funds
(identified cost $22,357)		$19,520

Short-Term Investments — 20.4%
	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.05%(3)	$10,538	$10,538,013
Eaton Vance Cash Collateral Fund, LLC, 1.46%(3)(4)	14,180	14,180,146

Total Short-Term Investments
(identified cost $24,781,265)		$24,718,159

Total Investments — 111.8%
(identified cost $145,220,681)		$135,417,254

Other Assets, Less Liabilities — (11.8)%		$(14,260,755)

Net Assets — 100.0%		$121,156,499

ADR - American Depository Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2009.

(4)	The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at February 28, 2009. The related cost of the invested cash collateral, which represents the liability of the Portfolio to repay collateral amounts upon the return of loaned securities, is included in Other Assets, Less Liabilities. At February 28, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

See notes to financial statements

15

Multi-Cap Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Unaffiliated investments, at value including $13,114,858 of securities on loan (identified cost, $120,439,416)	$110,699,095
Affiliated investments, at value (identified cost, $24,781,265)	24,718,159
Receivable for investments sold	583,135
Dividends receivable	107,877
Interest receivable from affiliated investment	205
Securities lending income receivable	31,213

Total assets	$136,139,684

Liabilities

Collateral for securities loaned	$14,143,729
Payable for investments purchased	734,536
Payable to affiliate for investment adviser fee	67,002
Accrued expenses	37,918

Total liabilities	$14,983,185

Net Assets applicable to investors’ interest in Portfolio	$121,156,499

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$130,959,926
Net unrealized depreciation (computed on the basis of identified cost)	(9,803,427)

Total	$121,156,499

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends (net of foreign taxes, $6,539)	$1,065,402
Securities lending income, net	423,533
Interest income allocated from affiliated investments	64,992
Expenses allocated from affiliated investment	(16,992)

Total investment income	$1,536,935

Expenses

Investment adviser fee	$510,445
Trustees’ fees and expenses	3,364
Custodian fee	89,913
Legal and accounting services	22,206
Miscellaneous	5,321

Total expenses	$631,249

Net investment income	$905,686

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(125,299,630)
Investment transactions allocated from affiliated investment	(363,272)
Foreign currency transactions	47,370

Net realized loss	$(125,615,532)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(41,247,973)

Net change in unrealized appreciation (depreciation)	$(41,247,973)

Net realized and unrealized loss	$(166,863,505)

Net decrease in net assets from operations	$(165,957,819)

See notes to financial statements

16

Multi-Cap Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income	$905,686	$1,922,934
Net realized loss from investment and foreign currency transactions	(125,615,532)	(9,482,091)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(41,247,973)	(2,530,775)

Net decrease in net assets from operations	$(165,957,819)	$(10,089,932)

Capital transactions —
Contributions	$45,002,800	$252,884,501
Withdrawals	(103,153,223)	(75,593,373)

Net increase (decrease) in net assets from capital transactions	$(58,150,423)	$177,291,128

Net increase (decrease) in net assets	$(224,108,242)	$167,201,196

Net Assets

At beginning of period	$345,264,741	$178,063,545

At end of period	$121,156,499	$345,264,741

See notes to financial statements

17

Multi-Cap Growth Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008	2007		2006		2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses	0.78	%(1)	0.70%	0.74%		0.75	%(2)	0.75	%(2)	0.74%
Net investment income (loss)	1.09	%(1)	0.79%	0.95	%(3)	0.15%		0.02%		(0.09)%
Portfolio Turnover	169	%(4)	206%	144%		208%		201%		276%

Total Return	(54.06	)%(4)	2.84%	37.91%		8.06%		23.55%		(3.47)%

Net assets, end of period (000’s omitted)	$121,156		$345,265	$178,064		$122,415		$122,884		$113,089

(1)	Annualized.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(3)	Includes special dividends equal to 0.88% of average daily net assets.

(4)	Not annualized.

See notes to financial statements

18

Multi-Cap Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2009, Eaton Vance Multi-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 98.7% and 1.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more that sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the markets in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At February 28, 2009, Cash Collateral Fund valued its investments based on available market quotations.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

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Multi-Cap Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to and including $300 million and 0.50% of the Portfolio’s average daily net assets over $300 million, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended February 28, 2009, the Portfolio’s adviser fee totaled $526,577 of which $16,132 was allocated from Cash Management and $510,445 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2009, the Portfolio’s adviser fee including the portion allocated from Cash Management, was 0.624% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees

20

Multi-Cap Growth Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $291,630,588 and $338,244,935, respectively, for the six months ended February 28, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$147,480,831

Gross unrealized appreciation	$7,805,780
Gross unrealized depreciation	(19,869,357)

Net unrealized depreciation	$(12,063,577)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2009.

6   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $46,319 for the six months ended February 28, 2009. At February 28, 2009, the value of the securities loaned and the value of the collateral received amounted to $13,114,858 and $14,143,729, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$132,857,756
Level 2	Other Significant Observable Inputs	2,559,498
Level 3	Significant Unobservable Inputs	—

Total		$135,417,254

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

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Eaton Vance Multi-Cap Growth Fund
Multi-Cap Growth Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Multi-Cap Growth Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	23,280,350	252,232
Thomas E. Faust Jr.	23,273,514	259,067
Allen R. Freedman	23,263,047	269,535
William H. Park	23,278,366	254,216
Ronald A. Pearlman	23,243,273	289,308
Helen Frame Peters	23,268,278	264,303
Heidi L. Steiger	23,276,153	256,429
Lynn A. Stout	23,275,320	257,262
Ralph F. Verni	23,258,311	274,270

Each nominee was also elected a Trustee of Multi-Cap Growth Portfolio.

Multi-Cap Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	99%	1%
Thomas E. Faust Jr.	99%	1%
Allen R. Freedman	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Helen Frame Peters	99%	1%
Heidi L. Steiger	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

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Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

23

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

24

Eaton Vance Multi-Cap Growth Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

25

Eaton Vance Multi-Cap Growth Fund

OFFICERS AND TRUSTEES

Eaton Vance Multi-Cap Growth Fund

Officers	Trustees
Thomas E. Faust Jr. Trustee and President	Ralph F. Verni Chairman

Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Multi-Cap Growth Portfolio

Officers	Trustees
Duncan W. Richardson President	Ralph F. Verni Chairman

Arieh Coll Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Eaton Vance
Investment Managers

Semiannual Report February 28, 2009

# EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Semiannual Report February 28, 2009 EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009
INVESTMENT UPDATE
Economic and Market Conditions

•	Global equity markets experienced profound losses during the six months that ended February 28, 2009, a period that will likely go down as one of the worst in modern financial history.
OrbiMed Advisors, LLC Samuel D. Isaly Lead Portfolio Manager Sven H. Borho, CFA Geoffrey C. Hsu, CFA Richard D. Klemm, Ph.D., CFA Trevor M. Polischuk, Ph.D.	The health care sector did not decline as severely as the broader market, thanks to several fundamental underpinnings of the industry: consumer spending on health care, regardless of the economy; historically low valuations; robust levels of mergers & acquisition (M&A) activity providing support for biotech companies in particular; and an unexpectedly quiet presidential election cycle with fewer harsh words about large pharmaceutical companies than was seen in previous elections. Prior to the election, Fund management believed the outcome of the race would not be a crucial determinant of health care industry fortunes in the coming years, as both presidential candidates favored increased health care coverage (positive for industry) and increased government influence on drug prices (negative for industry). With the Obama administration in power, management still holds this view.

[1]
The Fund currently invests in a separately registered investment company, Worldwide Health Sciences Portfolio, with the same investment objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]
It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[3]
These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class R shares are offered to certain investors at net asset value. Class A shares and Class R shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
•	The Morgan Stanley Capital International (MSCI) World Pharmaceuticals, Biotechnology and Life Sciences Index (the MSCI World Pharma Index) posted negative returns for the six-month period that ended February 28, 2009, although its performance was better than most broad-based indices.[2] The pharmaceuticals industry accounted for the bulk of the loss, while life sciences tools and health care equipment were among the better performers. Each of the 10 sectors in the S&P 500 Index posted double-digit losses for the period, with the financials, materials and information technology sectors registering the worst returns.
Management Discussion

•	For the six months that ended February 28, 2009, the Fund[1] had negative returns, primarily because of extreme pessimism in the broader stock market. Nevertheless, the Fund outperformed both the MSCI World Pharma Index and its Lipper peer group.[2] The Fund’s relative outperformance was primarily attributable to a significant underweight in large pharmaceutical companies, which performed poorly, and an overweighted allocation among large biotech-nology companies, which did well. Holdings in the health care equipment industry, on the other hand, constrained performance relative to the MSCI World Pharma Index.

Eaton Vance Worldwide Health Sciences Fund
Total Return Performance 8/31/08 – 2/28/09

Class A3	-21.31%
Class B3	-21.64
Class C3	-21.71
Class R3	-21.44
S&P 500 Index[2]	-41.79
MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index[2]	-27.48
Lipper Health/Biotechnology Funds Average[2]	-29.05
See page 3 for more performance information.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

INVESTMENT UPDATE

•	Advantageous M&A activity also helped the Fund outperform the MSCI World Pharma Index. During the six months that ended February 28, 2009, several of the Fund’s largest positions received acquisition offers from large pharmaceutical companies. In each case the offer was at a significant premium to the company’s stock price, resulting in a boost to performance for the Fund. Management expects M&A activity to remain robust as pharmaceutical companies seek acquisitions to augment their own internally developed pipeline of products.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.
Regional Distribution2

By net assets

Top Ten Holdings1

By net assets

Genentech, Inc.	8.7%
Biogen Idec, Inc.	4.7
Gilead Sciences, Inc.	4.5
Vertex Pharmaceuticals, Inc.	4.5
Genzyme Corp.	4.4
Wyeth Corp.	4.3
Amgen, Inc.	4.2
Bristol-Myers Squibb Co.	4.1
Abbott Laboratories	3.8
Schering-Plough Corp.	3.8

[1]	Top Ten Holdings represented 47.0% of the Portfolio’s net assets as of 2/28/09. Excludes cash equivalents.
Market Capitalization Distribution2

By net assets

[2]	As a percentage of the Portfolio’s net assets as of 2/28/09.

2

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class R
Share Class Symbol	ETHSX	EMHSX	ECHSX	N.A.

Average Annual Total Returns (at net asset value)

Six Months	-21.31%	-21.64%	-21.71%	-21.44%
One Year	-8.84	-9.61	-9.61	-9.14
Five Years	-0.63	-1.39	-1.40	-0.88
Ten Years	8.00	7.18	7.18	N.A.
Life of Fund	12.91	8.36	7.97	0.88
SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-25.80%	-25.02%	-22.39%	-21.44%
One Year	-14.05	-13.50	-10.38	-9.14
Five Years	-1.80	-1.67	-1.40	-0.88
Ten Years	7.35	7.18	7.18	N.A.
Life of Fund	12.63	8.36	7.97	0.88

†	Inception Dates — Class A: 7/26/85; Class B: 9/23/96; Class C: 1/5/98; Class R: 9/8/03

[1]	Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class R shares are offered to certain investors at net asset value. Class A shares and Class R shares are subject to a 1.00% redemption fee if redeemed or exchanged within 90 days of settlement of purchase.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class R

Expense Ratio	1.52%	2.27%	2.27%	1.77%

[2]	Source: Prospectus dated 1/1/09.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 – February 28, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Worldwide Health Sciences Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/08)	(2/28/09)	(9/1/08 – 2/28/09)

Actual
Class A	$1,000.00	$786.90	$9.13
Class B	$1,000.00	$783.60	$12.43
Class C	$1,000.00	$782.90	$12.42
Class R	$1,000.00	$785.60	$10.23

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.60	$10.29
Class B	$1,000.00	$1,010.90	$14.01
Class C	$1,000.00	$1,010.90	$14.01
Class R	$1,000.00	$1,013.30	$11.53

*	Expenses are equal to the Fund’s annualized expense ratio of 2.06% for Class A shares, 2.81% for Class B shares, 2.81% for Class C shares and 2.31% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2008. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $1,330,502,171)	$1,233,964,642
Receivable for Fund shares sold	1,516,138

Total assets	$1,235,480,780

Liabilities

Payable for Fund shares redeemed	$3,861,186
Payable to affiliate for distribution and service fees	535,365
Payable to affiliate for management fee	247,376
Accrued expenses	683,500

Total liabilities	$5,327,427

Net Assets	$1,230,153,353

Sources of Net Assets

Paid-in capital	$1,321,277,823
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	12,170,525
Accumulated net investment loss	(6,757,466)
Net unrealized depreciation from Portfolio (computed on the basis of identified cost)	(96,537,529)

Total	$1,230,153,353

Class A Shares

Net Assets	$804,955,436
Shares Outstanding	109,736,888
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.34
Maximum Offering Price Per Share
(100 ÷ 94.25 of $7.34)	$7.79

Class B Shares

Net Assets	$198,614,829
Shares Outstanding	25,961,057
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.65

Class C Shares

Net Assets	$216,240,443
Shares Outstanding	28,257,476
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.65

Class R Shares

Net Assets	$10,342,645
Shares Outstanding	1,353,611
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends allocated from Portfolio (net of foreign taxes, $294,001)	$7,176,268
Interest allocated from Portfolio	267,251
Expenses allocated from Portfolio	(9,094,920)

Net investment loss from Portfolio	$(1,651,401)

Expenses

Management fee	$1,626,238
Trustees’ fees and expenses	250
Distribution and service fees
Class A	1,105,503
Class B	1,237,799
Class C	1,229,783
Class R	26,172
Transfer and dividend disbursing agent fees	1,547,095
Printing and postage	212,718
Registration fees	45,552
Legal and accounting services	19,609
Custodian fee	16,896
Miscellaneous	1,262

Total expenses	$7,068,877

Net investment loss	$(8,720,278)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (identified cost basis)	$27,326,276
Foreign currency transactions	(454,709)

Net realized gain	$26,871,567

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(370,372,804)
Foreign currency	(219,786)

Net change in unrealized appreciation (depreciation)	$(370,592,590)

Net realized and unrealized loss	$(343,721,023)

Net decrease in net assets from operations	$(352,441,301)

See notes to financial statements

5

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment loss	$(8,720,278)	$(10,190,368)
Net realized gain from investment and foreign currency transactions	26,871,567	219,933,662
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(370,592,590)	(114,470,659)

Net increase (decrease) in net assets from operations	$(352,441,301)	$95,272,635

Distributions to shareholders —
From net realized gain
Class A	$(126,939,339)	$(153,030,055)
Class B	(32,742,907)	(57,694,384)
Class C	(33,381,021)	(46,661,929)
Class R	(1,487,876)	(1,188,809)

Total distributions to shareholders	$(194,551,143)	$(258,575,177)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$108,305,732	$134,532,034
Class B	7,426,113	12,201,887
Class C	21,559,057	25,365,306
Class R	4,782,434	4,647,811
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	110,074,810	135,768,436
Class B	27,514,436	47,376,523
Class C	23,782,263	33,049,869
Class R	1,350,299	1,027,286
Cost of shares redeemed
Class A	(131,294,596)	(237,089,995)
Class B	(25,414,518)	(96,209,511)
Class C	(31,147,545)	(68,873,877)
Class R	(2,133,044)	(1,965,782)
Net asset value of shares exchanged
Class A	35,284,494	29,823,192
Class B	(35,284,494)	(29,823,192)
Redemption fees	30,127	9,080

Net increase (decrease) in net assets from Fund share transactions	$114,835,568	$(10,160,933)

Net decrease in net assets	$(432,156,876)	$(173,463,475)

	Six Months Ended
	February 28, 2009	Year Ended
Net Assets	(Unaudited)	August 31, 2008

At beginning of period	$1,662,310,229	$1,835,773,704

At end of period	$1,230,153,353	$1,662,310,229

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(6,757,466)	$1,962,812

See notes to financial statements

6

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D
Financial Highlights

	Class A

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Net asset value — Beginning of period	$10.900		$11.950		$11.230		$10.870		$9.880		$9.360

Income (loss) from operations

Net investment loss(1)	$(0.044)		$(0.033)		$(0.049)		$(0.075)		$(0.071)		$(0.109)
Net realized and unrealized gain (loss)	(2.166)		0.783		0.940		0.435		1.061		0.629

Total income (loss) from operations	$(2.210)		$0.750		$0.891		$0.360		$0.990		$0.520

Less distributions

From net realized gain	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Total distributions	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000 (2)

Net asset value — End of period	$7.340		$10.900		$11.950		$11.230		$10.870		$9.880

Total Return(3)	(21.31	)%(7)	6.86%		8.00%		3.31%		10.02%		5.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$804,955		$1,031,342		$1,058,768		$1,277,200		$1,387,658		$1,226,740
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.06	%(5)	1.52	%(6)	1.32	%(6)	1.49	%(6)	1.56	%(6)	1.80%
Expenses after custodian fee reduction(4)	2.06	%(5)	1.52	%(6)	1.32	%(6)	1.49	%(6)	1.56	%(6)	1.79%
Net investment loss	(0.99	)%(5)	(0.31)%		(0.42)%		(0.68)%		(0.70)%		(1.08)%
Portfolio Turnover of the Portfolio	24	%(7)	69%		46%		14%		13%		13%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $0.0005 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

(7)	Not annualized.

See notes to financial statements

7

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Net asset value — Beginning of period	$11.340		$12.450		$11.780		$11.480		$10.520		$10.040

Income (loss) from operations

Net investment loss(1)	$(0.081)		$(0.118)		$(0.142)		$(0.168)		$(0.157)		$(0.197)
Net realized and unrealized gain (loss)	(2.259)		0.808		0.983		0.468		1.117		0.677

Total income (loss) from operations	$(2.340)		$0.690		$0.841		$0.300		$0.960		$0.480

Less distributions

From net realized gain	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Total distributions	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000 (2)

Net asset value — End of period	$7.650		$11.340		$12.450		$11.780		$11.480		$10.520

Total Return(3)	(21.64	)%(7)	6.03%		7.20%		2.61%		9.12%		4.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$198,615		$321,888		$429,929		$554,897		$678,958		$756,367
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.81	%(5)	2.27	%(6)	2.07	%(6)	2.24	%(6)	2.31	%(6)	2.55%
Expenses after custodian fee reduction(4)	2.81	%(5)	2.27	%(6)	2.07	%(6)	2.24	%(6)	2.31	%(6)	2.54%
Net investment loss	(1.75	)%(5)	(1.06)%		(1.17)%		(1.43)%		(1.46)%		(1.84)%
Portfolio Turnover of the Portfolio	24	%(7)	69%		46%		14%		13%		13%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $0.0005 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

(7)	Not annualized.

See notes to financial statements

8

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Net asset value — Beginning of period	$11.350		$12.450		$11.780		$11.480		$10.520		$10.040

Income (loss) from operations

Net investment loss(1)	$(0.080)		$(0.118)		$(0.142)		$(0.167)		$(0.157)		$(0.197)
Net realized and unrealized gain (loss)	(2.270)		0.818		0.983		0.467		1.117		0.677

Total income (loss) from operations	$(2.350)		$0.700		$0.841		$0.300		$0.960		$0.480

Less distributions

From net realized gain	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Total distributions	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Redemption fees(1)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000	(2)	$0.000 (2)

Net asset value — End of period	$7.650		$11.350		$12.450		$11.780		$11.480		$10.520

Total Return(3)	(21.71	)%(7)	6.12%		7.20%		2.61%		9.20%		4.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$216,240		$298,695		$339,812		$424,176		$484,652		$499,058
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	2.81	%(5)	2.27	%(6)	2.07	%(6)	2.24	%(6)	2.31	%(6)	2.55%
Expenses after custodian fee reduction(4)	2.81	%(5)	2.27	%(6)	2.07	%(6)	2.24	%(6)	2.31	%(6)	2.54%
Net investment loss	(1.74	)%(5)	(1.06)%		(1.17)%		(1.43)%		(1.46)%		(1.83)%
Portfolio Turnover of the Portfolio	24	%(7)	69%		46%		14%		13%		13%

(1)	Computed using average shares outstanding.

(2)	Amount represents less than $0.0005 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

(7)	Not annualized.

See notes to financial statements

9

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R

	Six Months Ended		Year Ended August 31,
	February 28, 2009										Period Ended
	(Unaudited)		2008		2007		2006		2005		August 31, 2004(2)

Net asset value — Beginning of period	$11.300		$12.350		$11.630		$11.280		$10.280		$10.000

Income (loss) from operations

Net investment loss(1)	$(0.056)		$(0.061)		$(0.082)		$(0.106)		$(0.096)		$(0.133)
Net realized and unrealized gain (loss)	(2.254)		0.811		0.973		0.456		1.096		0.412

Total income (loss) from operations	$(2.310)		$0.750		$0.891		$0.350		$1.000		$0.279

Less distributions

From net realized gain	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Total distributions	$(1.350)		$(1.800)		$(0.171)		$—		$—		$—

Redemption fees(1)	$0.000	(3)	$0.000	(3)	$0.000	(3)	$—		$0.000	(3)	$0.001

Net asset value — End of period	$7.640		$11.300		$12.350		$11.630		$11.280		$10.280

Total Return(4)	(21.44	)%(9)	6.62%		7.73%		3.10%		9.73%		2.80	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,343		$10,386		$7,265		$5,664		$3,101		$1,594
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	2.31	%(6)	1.77	%(7)	1.57	%(7)	1.74	%(7)	1.81	%(7)	2.05	%(6)
Expenses after custodian fee reduction(5)	2.31	%(6)	1.77	%(7)	1.57	%(7)	1.74	%(7)	1.81	%(7)	2.04	%(6)
Net investment loss	(1.23	)%(6)	(0.55)%		(0.68)%		(0.92)%		(0.91)%		(1.29	)%(6)
Portfolio Turnover of the Portfolio	24	%(9)	69%		46%		14%		13%		13	%(8)

(1)	Computed using average shares outstanding.

(2)	For the period from the commencement of operations, September 8, 2003, to August 31, 2004.

(3)	Amount represents less than $0.0005 per share.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006, and 2005).

(8)	For the Portfolio’s fiscal year ended August 31, 2004.

(9)	Not annualized.

See notes to financial statements

10

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2009). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

11

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Management Fee and Other Transactions with
Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. Pursuant to the management fee agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion, 0.217% from $1 billion up to $1.5 billion, 0.20% from $1.5 billion up to $2 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended February 28, 2009, the management fee was equivalent to 0.23% (annualized) of the Fund’s average daily net assets and amounted to $1,626,238. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2009, EVM earned $78,106 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $58,637 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2009. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2009 amounted to $1,105,503 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2009, the Fund paid or accrued to EVD $928,349 and $922,337 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $10,505,000 and $57,214,000, respectively.

12

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of average daily net assets attributable to Class R shares. For the six months ended February 28, 2009, the Fund paid or accrued to EVD $13,086, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2009 amounted to $309,450, $307,446 and $13,086 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2009, the Fund was informed that EVD received approximately $150, $178,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended February 28, 2009, increases and decreases in the Fund’s investment in the Portfolio aggregated $142,536,611 and $227,755,705, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	February 28, 2009	Year Ended
Class A	(Unaudited)	August 31, 2008

Sales	12,263,503	12,708,619
Issued to shareholders electing to receive payments of distributions in Fund shares	13,793,836	12,942,653
Redemptions	(14,788,723)	(22,586,358)
Exchange from Class B shares	3,869,651	2,933,175

Net increase	15,138,267	5,998,089

	Six Months Ended
	February 28, 2009	Year Ended
Class B	(Unaudited)	August 31, 2008

Sales	832,330	1,105,513
Issued to shareholders electing to receive payments of distributions in Fund shares	3,303,054	4,318,735
Redemptions	(2,834,392)	(8,771,964)
Exchange to Class A shares	(3,717,940)	(2,813,467)

Net decrease	(2,416,948)	(6,161,183)

	Six Months Ended
	February 28, 2009	Year Ended
Class C	(Unaudited)	August 31, 2008

Sales	2,431,581	2,286,873
Issued to shareholders electing to receive payments of distributions in Fund shares	2,855,013	3,012,750
Redemptions	(3,353,599)	(6,266,992)

Net increase (decrease)	1,932,995	(967,369)

	Six Months Ended
	February 28, 2009	Year Ended
Class R	(Unaudited)	August 31, 2008

Sales	502,546	420,484
Issued to shareholders electing to receive payments of distributions in Fund shares	162,490	94,333
Redemptions	(230,175)	(184,176)

Net increase	434,861	330,641

For the six months ended February 28, 2009 and year ended August 31, 2008, the Fund received $30,127 and $9,080, respectively, in redemption fees.

13

Worldwide Health Sciences Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.68%
			Percentage
Security	Shares	Value	of Net Assets

Major Capitalization — Europe — 7.89%(1)

Merck KGaA Co.	368,000	$27,534,734	2.23%
Novartis AG	1,000,000	36,483,310	2.96%
Shire PLC, ADR	940,000	33,332,400	2.70%

		$97,350,444	7.89%

Major Capitalization — Far East — 3.29%(1)

Shionogi & Co., Ltd.	2,502,600	$40,639,732	3.29%

		$40,639,732	3.29%

Major Capitalization — North America — 48.27%(1)

Abbott Laboratories	990,000	$46,866,600	3.80%
Amgen, Inc.(2)	1,050,000	51,376,500	4.16%
Baxter International, Inc.	775,000	39,455,250	3.20%
Biogen Idec, Inc.(2)	1,259,400	57,982,776	4.70%
Bristol-Myers Squibb Co.	2,750,000	50,627,500	4.10%
Covidien, Ltd.	1,000,000	31,670,000	2.57%
Genentech, Inc.(2)	1,250,000	106,937,500	8.67%
Genzyme Corp.(2)	900,000	54,837,000	4.44%
Gilead Sciences, Inc.(2)	1,250,000	56,000,000	4.54%
Schering-Plough Corp.	2,692,200	46,817,358	3.79%
Wyeth Corp.	1,300,000	53,066,000	4.30%

		$595,636,484	48.27%

Small & Mid Capitalization — Europe — 1.90%(1)

Elan Corp. PLC ADR (2)	3,800,000	$23,484,000	1.90%

		$23,484,000	1.90%

Small & Mid Capitalization — Far East — 4.12%(1)

Nichi-Iko Pharmaceutical Co., Ltd.	660,000	$18,691,792	1.52%
Sawai Pharmaceutical Co., Ltd.	320,000	15,622,885	1.27%
Towa Pharmaceutical Co., Ltd.	400,000	16,445,177	1.33%

		$50,759,854	4.12%

Small & Mid Capitalization — North America — 33.21%(1)

Alexion Pharmaceuticals, Inc.(2)	729,000	$24,931,800	2.02%
Align Technology, Inc.(2)	2,020,000	13,837,000	1.12%
Allos Therapeutics, Inc.(2)	1,692,900	9,547,956	0.77%
BioMarin Pharmaceutical, Inc.(2)	1,302,000	15,624,000	1.27%
Cubist Pharmaceuticals, Inc.(2)	1,135,000	16,128,350	1.31%
Exelixis, Inc.(2)	3,040,000	13,132,800	1.06%
Genomic Health, Inc.(2)	941,000	18,518,880	1.50%
Gen-Probe, Inc.(2)	602,300	24,435,311	1.98%
InterMune, Inc.(2)	989,900	14,897,995	1.21%
Masimo Corp.(2)	1,200,000	29,988,000	2.43%
Mylan Laboratories, Inc.(2)	3,121,800	38,803,974	3.14%
NPS Pharmaceuticals, Inc.(2)	3,230,000	14,696,500	1.19%
Onyx Pharmaceuticals, Inc.(2)	1,315,100	39,439,849	3.20%
OSI Pharmaceuticals, Inc.(2)	795,000	27,109,500	2.20%
Par Pharmaceutical Cos., Inc.(2)	1,063,000	14,159,160	1.15%
PDL BioPharma, Inc.	574,800	3,374,076	0.27%
United Therapeutics Corp.(2)	525,800	35,286,438	2.86%
Vertex Pharmaceuticals, Inc.(2)	1,850,000	55,925,500	4.53%

		$409,837,089	33.21%

Total Common Stocks
(identified cost $1,314,170,882)		$1,217,707,603

Call Options — 0.00%
	Number of	Strike	Expiration		Percentage
Description	Contracts	Price	Date	Value	of Net Assets

Small & Mid Capitalization — North America — 0.00%(1)

Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	19	0.00%
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00%

				$19	0.00%

Total Call Options
(identified cost $0)				$19

See notes to financial statements

14

Worldwide Health Sciences Portfolio as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 1.32%
	Interest		Percentage
Description	(000’s omitted)	Value	of Net Assets

Cash Management Portfolio, 0.05%(4)	$16,225	$16,224,517	1.32%

Total Short-Term Investments
(identified cost $16,224,517)		$16,224,517

Total Investments
(identified cost $1,330,395,399)		$1,233,932,139	100.00%

Other Assets, Less Liabilities		$32,745	0.00%

Net Assets		$1,233,964,884	100.00%

ADR - American Depository Receipt

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2009.

See notes to financial statements

15

Worldwide Health Sciences Portfolio as of February 28, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2009

Assets

Unaffiliated investments, at value (identified cost, $1,314,170,882)	$1,217,707,622
Affiliated investment, at value (identified cost, $16,224,517)	16,224,517
Foreign currency, at value (identified cost, $1,169,968)	1,165,760
Dividends receivable	724,993
Interest receivable from affiliated investment	1,905
Tax reclaims receivable	3,466,037

Total assets	$1,239,290,834

Liabilities

Payable for investments purchased	$3,880,700
Payable to affiliate for investment adviser fee	1,137,600
Payable to affiliate for administration fee	221,263
Accrued expenses	86,387

Total liabilities	$5,325,950

Net Assets applicable to investors’ interest in Portfolio	$1,233,964,884

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,330,435,426
Net unrealized depreciation (computed on the basis of identified cost)	(96,470,542)

Total	$1,233,964,884

Statement of Operations

For the Six Months Ended
February 28, 2009

Investment Income

Dividends (net of foreign taxes, $294,001)	$7,176,270
Interest income allocated from affiliated investment	267,251
Expenses allocated from affiliated investment	(64,078)

Total investment income	$7,379,443

Expenses

Investment adviser fee	$7,358,742
Administration fee	1,455,776
Trustees’ fees and expenses	25,250
Custodian fee	140,936
Legal and accounting services	38,262
Miscellaneous	11,879

Total expenses	$9,030,845

Net investment loss	$(1,651,402)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$27,326,282
Foreign currency transactions	(454,709)

Net realized gain	$26,871,573

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(370,372,871)
Foreign currency	(219,787)

Net change in unrealized appreciation (depreciation)	$(370,592,658)

Net realized and unrealized loss	$(343,721,085)

Net decrease in net assets from operations	$(345,372,487)

See notes to financial statements

16

Worldwide Health Sciences Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	February 28, 2009	Year Ended
in Net Assets	(Unaudited)	August 31, 2008

From operations —
Net investment income (loss)	$(1,651,402)	$6,484,133
Net realized gain from investment and foreign currency transactions	26,871,573	219,933,698
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(370,592,658)	(114,470,675)

Net increase (decrease) in net assets from operations	$(345,372,487)	$111,947,156

Capital transactions —
Contributions	$142,536,611	$175,723,099
Withdrawals	(227,755,705)	(464,842,225)

Net decrease in net assets from capital transactions	$(85,219,094)	$(289,119,126)

Net decrease in net assets	$(430,591,581)	$(177,171,970)

Net Assets

At beginning of period	$1,664,556,465	$1,841,728,435

At end of period	$1,233,964,884	$1,664,556,465

See notes to financial statements

17

Worldwide Health Sciences Portfolio as of February 28, 2009

FINANCIAL STATEMENTS CONT’D
Supplementary Data

	Six Months Ended		Year Ended August 31,
	February 28, 2009
	(Unaudited)		2008		2007		2006		2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.31	%(1)	0.81	%(2)	0.62	%(2)	0.81	%(2)	0.82	%(2)	1.08%
Expenses after custodian fee reduction	1.31	%(1)	0.81	%(2)	0.62	%(2)	0.81	%(2)	0.82	%(2)	1.07%
Net investment income (loss)	(0.24	)%(1)	0.39%		0.28%		(0.01)%		0.03%		(0.37)%
Portfolio Turnover	24	%(3)	69%		46%		14%		13%		13%

Total Return	(21.00	)%(3)	7.62%		8.76%		4.03%		10.85%		6.33%

Net assets, end of period (000’s omitted)	$1,233,965		$1,664,556		$1,841,728		$2,268,551		$2,563,397		$2,505,400

(1)	Annualized.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended August 31, 2008, 2007, 2006 and 2005).

(3)	Not annualized.

See notes to financial statements

18

Worldwide Health Sciences Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2009, Eaton Vance Worldwide Health Sciences Fund (the Fund) held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No

19

Worldwide Health Sciences Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Worldwide Health Sciences Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Investment Adviser Fee and Other Transactions
with Affiliates

The investment adviser fee is earned by OrbiMed Advisors, LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and OrbiMed, the fee is computed at an annual rate of 1.00% of the Portfolio’s first $30 million in average daily net assets, 0.90% of the next $20 million, 0.75% of the next $450 million, 0.70% from $500 million up to $1 billion, 0.65% from $1 billion up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. In addition, effective September 1, 1997, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor’s 500 Index over a 36-month performance period. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended February 28, 2009, the Portfolio’s adviser fee totaled $7,420,379 of which $61,637 was allocated from Cash Management and $7,358,742 was paid or accrued directly by the Portfolio. For the six months ended February 28, 2009, the investment adviser fee, including an upward performance adjustment of $2,479,114, and including the portion allocated from Cash Management, was equivalent to 1.06% (annualized) of the Portfolio’s average daily net assets.

The administration fee is earned by EVM as compensation for administrative services rendered to the Portfolio. Pursuant to the administration agreement and subsequent fee reduction agreements between the Portfolio and EVM, the fee is computed at an annual rate of 0.225% of the Portfolio’s average daily net assets up to $500 million, 0.208% from $500 million up to $1 billion, 0.192% from $1 billion up to $1.5 billion, 0.175% from $1.5 billion up to $2 billion and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2009, the administration fee was equivalent to 0.21% (annualized) of the Portfolio’s average daily net assets and amounted to $1,455,776.

Except for Trustees of the Portfolio who are not members of OrbiMed’s or EVM’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $352,472,082 and $327,029,131, respectively, for the six months ended February 28, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,330,314,574

Gross unrealized appreciation	$161,110,952
Gross unrealized depreciation	(257,493,387)

Net unrealized depreciation	$(96,382,435)

5   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2009.

6   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets,

21

Worldwide Health Sciences Portfolio as of February 28, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7   Concentration of Credit Risk

As the Portfolio concentrates its investments in medical research and the health care industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s shares can also be impacted by regulatory activities that affect health sciences companies.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$1,114,997,800
Level 2	Other Significant Observable Inputs	118,934,320
Level 3	Significant Unobservable Inputs	19

Total		$1,233,932,139

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of August 31, 2008	$269
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(250)
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of February 28, 2009	$19

22

Eaton Vance Worldwide Health Sciences Fund
Worldwide Health Sciences Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Worldwide Health Sciences Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	99,115,777	1,886,555
Thomas E. Faust Jr.	99,121,692	1,880,639
Allen R. Freedman	99,104,961	1,897,370
William H. Park	99,122,669	1,879,662
Ronald A. Pearlman	99,062,596	1,939,735
Helen Frame Peters	99,095,048	1,907,283
Heidi L. Steiger	99,126,162	1,876,169
Lynn A. Stout	99,098,298	1,904,033
Ralph F. Verni	99,105,825	1,896,507

Each nominee was also elected a Trustee of Worldwide Health Sciences Portfolio.

Worldwide Health Sciences Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	98%	2%
Thomas E. Faust Jr.	98%	2%
Allen R. Freedman	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Helen Frame Peters	98%	2%
Heidi L. Steiger	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

23

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

24

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Worldwide Health Sciences Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Worldwide Health Sciences Fund (the “Fund”) invests, with OrbiMed Advisors, LLC (the “Adviser”), as well as the administration agreement of the Portfolio with Eaton Vance Management (the “Administrator”), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser’s and Administrator’s management capabilities and the Adviser’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the Adviser’s experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and their affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

25

Eaton Vance Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund’s performance relative to its peers was affected by the Adviser’s focus on pharmaceutical and biotechnology companies, which have in recent periods underperformed other types of health sciences companies. The Board concluded that it would be appropriate to allow additional time to evaluate the effectiveness of this investment focus in generating satisfactory long-term performance results.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the advisory fee includes a performance-based component that is intended to align the interests of the Adviser with the interests of shareholders.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and their respective affiliates in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by the Adviser or the Administrator without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser or the Administrator in connection with their relationships with the Portfolio and the Fund, including the benefits to the Adviser of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients and the benefits to the Administrator of payments by the Adviser to an affiliate of the Administrator to support marketing of the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and the Administrator, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund and Portfolio on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

26

Eaton Vance Worldwide Health Sciences Fund

OFFICERS AND TRUSTEES

Eaton Vance Worldwide Health Sciences Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Worldwide Health Sciences Portfolio

Officers Samuel D. Isaly President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio
Eaton Vance Management
Two International Place
Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors, LLC
767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Worldwide Health Sciences Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	April 9, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	April 9, 2009

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr.
President

Date:	April 9, 2009